--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                          U.S. 6-10 Value Portfolio II

                               Semi-Annual Report

                         Six Months Ended May 31, 1999
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 VALUE SERIES
    Schedule of Investments.............................................    7-24
    Statement of Assets and Liabilities.................................      25
    Statement of Operations.............................................      26
    Statements of Changes in Net Assets.................................      27
    Financial Highlights................................................      28
    Notes to Financial Statements.......................................   29-30

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Value Series of The DFA Investment Trust Company (Shares
  4,397,186, Cost $65,481)++ at Value....................................................  $    75,148
Receivable for Fund Shares Sold..........................................................          646
Prepaid Expenses and Other Assets........................................................           13
                                                                                           -----------
    Total Assets.........................................................................       75,807
                                                                                           -----------

LIABILITIES:
Payable for Investment Securities Purchased..............................................          646
Accrued Expenses.........................................................................           29
                                                                                           -----------
    Total Liabilities....................................................................          675
                                                                                           -----------

NET ASSETS...............................................................................  $    75,132
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    4,669,160
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     16.09
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    65,016
Accumulated Net Investment Loss..........................................................          (53)
Undistributed Net Realized Gain..........................................................          502
Unrealized Appreciation of Investment Securities.........................................        9,667
                                                                                           -----------
    Total Net Assets.....................................................................  $    75,132
                                                                                           -----------
                                                                                           -----------

--------------

++ The cost for Federal income tax purposes is $70,320.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company.....................  $      74
                                                                                              ---------

EXPENSES
    Administrative Services.................................................................          4
    Accounting & Transfer Agent Fees........................................................          4
    Shareholder Services....................................................................         36
    Legal Fees..............................................................................          3
    Audit Fees..............................................................................         --
    Filing Fees.............................................................................          7
    Shareholders Reports....................................................................         11
    Directors' Fees and Expenses............................................................          1
    Organization Costs......................................................................          4
    Other...................................................................................          2
                                                                                              ---------
        Total Expenses......................................................................         72
                                                                                              ---------
    NET INVESTMENT INCOME...................................................................          2
                                                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment Trust Company...................      6,847

Net Realized Loss on Investment Securities..................................................     (1,702)

Change in Unrealized Appreciation of Investment Securities..................................        521
                                                                                              ---------

    NET GAIN ON INVESTMENT SECURITIES.......................................................      5,666
                                                                                              ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................  $   5,668
                                                                                              ---------
                                                                                              ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                          YEAR
                                                                           SIX MONTHS     ENDED
                                                                            ENDED MAY   NOV. 30,
                                                                            31, 1999      1998
                                                                           -----------  ---------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income................................................   $       2   $     661

    Capital Gain Distributions Received from
      The DFA Investment Trust Company...................................       6,847      11,328
    Net Realized Loss on Investment Securities...........................      (1,702)     (4,227)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities.........................................................         521     (16,234)
                                                                           -----------  ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations.....................................................       5,668      (8,472)
                                                                           -----------  ---------
Distributions From:
    Net Investment Income................................................        (445)       (723)
    Net Realized Gains...................................................      (8,447)     (4,178)
                                                                           -----------  ---------
        Total Distributions..............................................      (8,892)     (4,901)
                                                                           -----------  ---------
Capital Share Transactions (1):
    Shares Issued........................................................      16,171      30,514
    Shares Issued in Lieu of Cash Distributions..........................       8,892       4,901
    Shares Redeemed......................................................     (31,781)    (62,029)
                                                                           -----------  ---------
        Net Decrease From Capital Share Transactions.....................      (6,718)    (26,614)
                                                                           -----------  ---------
        Total Decrease...................................................      (9,942)    (39,987)

NET ASSETS
    Beginning of Period..................................................      85,074     125,061
                                                                           -----------  ---------
    End of Period........................................................   $  75,132   $  85,074
                                                                           -----------  ---------
                                                                           -----------  ---------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued........................................................       1,060       1,708
    Shares Issued in Lieu of Cash Distributions..........................         611         272
    Shares Redeemed......................................................      (2,088)     (3,409)
                                                                           -----------  ---------
                                                                                 (417)     (1,429)
                                                                           -----------  ---------
                                                                           -----------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                       ENDED MAY        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                          31,            NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                         1999              1998              1997              1996              1995
                                      -----------       -----------       -----------       -----------       -----------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period............................   $   16.73         $    19.20        $    14.67        $    12.13        $     9.65
                                      -----------       -----------       -----------       -----------       -----------
Income from Investment Operations
  Net Investment Income.............        0.22               0.12              0.08              0.08              0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......        1.00              (1.84)             4.77              2.51              2.63
                                      -----------       -----------       -----------       -----------       -----------
  Total from Investment
    Operations......................        1.22              (1.74)             4.85              2.59              2.69
                                      -----------       -----------       -----------       -----------       -----------
Less Distributions
  Net Investment Income.............       (0.31)             (0.11)            (0.07)            (0.01)            (0.06)
  Net Realized Gains................       (1.55)             (0.64)            (0.25)            (0.04)            (0.15)
                                      -----------       -----------       -----------       -----------       -----------
  Total Distributions...............       (1.86)             (0.75)            (0.32)            (0.05)            (0.21)
                                      -----------       -----------       -----------       -----------       -----------
Net Asset Value, End of Period......   $   16.09         $    16.73        $    19.20        $    14.67        $    12.13
                                      -----------       -----------       -----------       -----------       -----------
                                      -----------       -----------       -----------       -----------       -----------
Total Return........................        8.45%#            (9.19)%           33.75%            21.39%            27.90%

Net Assets, End of Period
  (thousands).......................   $  75,132         $   85,074        $  125,061        $   40,637        $   14,290
Ratio of Expenses to Average Net
  Assets (1)........................        0.46%*             0.45%             0.48%             0.85%             0.96%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1).......        0.46%*             0.45%             0.47%             0.88%             1.50%
Ratio of Net Investment Income to
  Average Net Assets................        0.01%*             0.59%             0.62%             0.77%             0.68%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses).........................        0.01%*             0.59%             0.63%             0.74%             0.14%
Portfolio Turnover Rate.............         N/A                N/A               N/A               N/A               N/A
Portfolio Turnover Rate of Master
  Fund Series.......................       27.01%*            22.51%            25.47%            14.91%            20.62%


                                       AUG. 3 TO
                                       NOV. 30,
                                         1994
                                      -----------

Net Asset Value, Beginning of
  Period............................   $    10.00
                                      -----------
Income from Investment Operations
  Net Investment Income.............         0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......        (0.35)
                                      -----------
  Total from Investment
    Operations......................        (0.24)
                                      -----------
Less Distributions
  Net Investment Income.............        (0.11)
  Net Realized Gains................           --
                                      -----------
  Total Distributions...............        (0.11)
                                      -----------
Net Asset Value, End of Period......   $     9.65
                                      -----------
                                      -----------
Total Return........................        (2.39)%#
Net Assets, End of Period
  (thousands).......................   $    6,055
Ratio of Expenses to Average Net
  Assets (1)........................         0.96%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1).......         2.33%
Ratio of Net Investment Income to
  Average Net Assets................         4.78*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses).........................         3.41%
Portfolio Turnover Rate.............          N/A
Portfolio Turnover Rate of Master
  Fund Series.......................         8.22%(a)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Master Fund Series turnover calculated for the year ended November 30, 1994.

N/A Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which U.S. 6-10 Value Portfolio II (the "Portfolio") is presented in this report.

    Effective August 1, 1997, U.S. Small Cap Value Portfolio II changed its name to U.S. 6-10 Value Portfolio II.

    The Portfolio invests all of its assets in The U.S. 6-10 Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1999, the Portfolio's Administrative fees were computed daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 1999, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   4,828
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   4,828
                                                           ---------
                                                           ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1999.

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                                 SHARES          VALUE+
                                                         --------------  --------------
COMMON STOCKS -- (96.8%)
  *3-D Systems Corp....................................         129,900  $      734,747
  *3D0 Co..............................................         117,800         614,769
  *3Dfx Interactive, Inc...............................         124,995       2,413,966
  AAR Corp.............................................         229,600       4,534,600
  ABC Bancorp..........................................           6,800          95,200
  *ABC Rail Products Corp..............................          55,400         808,494
  *ACT Manufacturing, Inc..............................             800          11,350
  *ACT Networks, Inc...................................         146,700       2,961,506
  *ACX Technologies, Inc...............................         308,800       3,840,700
  *ADE Corp............................................         114,500       1,112,797
  *AEP Industries, Inc.................................          71,350       2,697,922
  *AG Services America, Inc............................           2,900          51,475
  *ARV Assisted Living, Inc............................         227,900         883,112
  ASB Financial Corp...................................          11,500         132,250
  #Aames Financial Corp................................         361,000         518,937
  Abington Bancorp, Inc................................          41,600         599,300
  Abrams Industries, Inc...............................          10,000          39,375
  *Abraxas Petroleum Corp..............................          88,200         187,425
  *Accel International Corp............................          81,700         165,953
  *Acceptance Insurance Companies, Inc.................         278,100       4,362,694
  *#Acclaim Entertainment, Inc.........................          77,700         501,408
  Aceto Corp...........................................          81,660         959,505
  *Acme Electric Corp..................................          51,000         277,312
  *Acme United Corp....................................           8,700          17,400
  *Acorn Products, Inc.................................          14,600          77,562
  *Active Voice Corp...................................          49,900         686,125
  *Adam Software, Inc..................................           6,500         106,437
  Adams Resources & Energy, Inc........................           2,500          19,375
  *Adaptive Broadband Corp.............................         215,700       3,410,756
  *Adept Technology, Inc...............................         134,400         978,600
  *Adflex Solutions, Inc...............................         165,000         376,406
  *Advance Lighting Technologies, Inc..................          28,300         202,964
  *#Advanced Aerodynamics & Structures, Inc............           5,000          17,031
  *Advanced Communications Group, Inc..................         174,600       1,756,912
  *Advanced Digital Information Corp...................          59,000       1,598,531
  *#Advanced Health Corp...............................         163,900         750,355
  *Advanced Magnetics, Inc.............................          76,100         294,887
  Advanced Marketing Services, Inc.....................          92,250       1,447,172
  *Advanced Neuromodulation Systems, Inc...............          92,360         629,202
  *Advanced Radio Telecom Corp.........................          23,000         258,750
  Advanta Corp. Class A................................         113,213       1,963,538
  Advanta Corp. Class B Non-Voting.....................         168,125       2,359,004
  Advest Group, Inc....................................          80,200       1,674,175
  *Advocat, Inc........................................          66,000         136,125
  *Aehr Test Systems...................................          72,000         285,750
  *Aerovox, Inc........................................          60,800         144,400
  *Aftermarket Technology Corp.........................          17,400         190,312
  Agco Corp............................................         709,500       8,247,937
  *Agribrands International, Inc.......................          14,600         510,087
  *Air Methods Corp....................................          92,700         199,884
  *Airgas, Inc.........................................         220,900       2,526,544
  *Airnet Systems, Inc.................................          37,600         397,150

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Airtran Holdings, Inc...............................          14,600  $       68,894
  Alamo Group, Inc.....................................          79,200         727,650
  Alba-Waldensian, Inc.................................           7,050         184,181
  *Aldila, Inc.........................................         178,100         350,634
  Alfa Corp............................................         125,300       2,126,184
  Alico, Inc...........................................          79,100       1,275,487
  *Align-Rite International, Inc.......................          56,400         733,200
  *All American Semiconductor, Inc.....................          39,300          30,089
  Allen Organ Co. Class B..............................           5,000         180,000
  *Allen Telecom, Inc..................................         300,300       3,134,381
  Alliance Bancorp.....................................         125,420       3,061,032
  *Alliance Pharmaceuticals Corp.......................          19,400          56,987
  *Alliance Semiconductor Corp.........................         455,900       2,179,772
  *Allied Healthcare Products, Inc.....................         128,000         252,000
  *Allied Holdings, Inc................................          94,600         674,025
  Allied Products Corp.................................         183,300         950,869
  *Allied Research Corp................................          57,800         408,212
  *Allin Communications Corp...........................          90,000         241,875
  *Allou Health & Beauty Care, Inc. Class A............          61,900         437,169
  *Allstars Systems, Inc...............................          68,500         113,453
  *Allstate Financial Corp.............................          20,900         133,564
  *Alpha Industries, Inc...............................          41,300       1,439,047
  *Alpha Microsystems, Inc.............................          28,500         214,641
  *Alpha Technologies Group, Inc.......................          74,400         272,025
  *Alphanet Solutions, Inc.............................          43,300         171,847
  Ambanc Holding Co., Inc..............................          43,200         751,950
  *Ambassadors, Inc....................................          16,300         232,275
  Amcast Industrial Corp...............................         112,800       1,896,450
  Amcol International Corp.............................          27,100         384,481
  *Amerco, Inc.........................................          27,500         680,625
  *America Online, Inc.................................           8,648       1,032,356
  *America West Holdings Corp. Class B.................         152,400       2,971,800
  American Bank of Connecticut.........................          46,600         978,600
  *#American Banknote Corp.............................         212,500          79,687
  American Biltrite, Inc...............................          40,100         822,050
  American Business Products, Inc......................         195,000       3,107,812
  *American Classic Voyages Co.........................           1,100          19,319
  *American Coin Merchandising, Inc....................          10,300          74,031
  *American Ecology Corp...............................          51,900         145,969
  *American Freightways Corp...........................         602,000      10,553,812
  *American Healthcorp, Inc............................           2,500          20,469
  *American Homepatient, Inc...........................         163,700         324,842
  *American Indemnity Financial Corp...................          14,200         195,694
  *American Medical Electronics, Inc. (Escrow-Bonus)...          20,800               0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................          20,800               0
  American Medical Security Group, Inc.................         244,800       2,279,700
  *American Mobile Satellite Corp......................         217,200       3,074,737
  *American Oncology Resources, Inc....................         360,700       3,663,359
  *American Pacific Corp...............................          90,400         734,500
  *American Pad & Paper Co.............................         310,500         727,734
  *American Physicians Services Group, Inc.............          44,400         159,562

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *American Precision Industries, Inc..................          16,500  $      186,656
  *American Software, Inc. Class A.....................         198,800         577,762
  *American Technical Ceramics Corp....................          43,200         294,300
  American Vanguard Corp...............................           7,040          38,720
  American Woodmark Corp...............................          35,010       1,308,499
  Americana Bancorp, Inc...............................          25,630         406,075
  *Amerihost Properties, Inc...........................          70,000         265,781
  *AmeriLink Corp......................................           8,300         121,387
  *Amerin Corp.........................................          20,400         546,975
  *Ameripath, Inc......................................         231,500       2,101,586
  *Ameristar Casinos, Inc..............................         162,500         573,828
  Ameron, Inc..........................................          44,900       1,933,506
  Amerus Life Holdings, Inc. Class A...................          73,785       1,904,575
  *Ames Department Stores, Inc.........................         121,100       4,961,316
  *Amistar Corp........................................          42,300          81,956
  Ampco-Pittsburgh Corp................................         190,100       2,376,250
  Amplicon, Inc........................................           2,900          39,694
  *Amrep Corp..........................................          87,192         498,629
  *Amresco, Inc........................................         337,600       2,299,900
  *Amtran, Inc.........................................         113,000       2,655,500
  Amwest Insurance Group, Inc..........................          33,940         347,885
  *Anadigics, Inc......................................         153,100       3,798,794
  Analogic Corp........................................          79,500       2,591,203
  *Analysis & Technology, Inc..........................          28,800         736,200
  *Anaren Microwave, Inc...............................          38,300         834,222
  Anchor Bancorp Wisconsin, Inc........................         112,700       1,870,116
  Andover Bancorp, Inc. DE.............................          71,825       2,127,816
  Angelica Corp........................................         172,400       2,920,025
  *Anicom, Inc.........................................         250,100       2,305,609
  *Ann Taylor Stores Corp..............................         253,400      10,943,712
  *Antec Corp..........................................         181,000       5,299,906
  *Apple Orthodontix, Inc..............................          45,900          91,800
  *Applied Digital Access, Inc.........................         209,800         881,816
  *Applied Extrusion Technologies, Inc.................         202,700       1,545,587
  *Applied Films Corp..................................          38,000         140,125
  *Applied Graphics Technologies, Inc..................         155,900       1,690,541
  Applied Industrial Technologies, Inc.................         470,000       7,960,625
  *#Applied Magnetics Corp.............................         283,400         850,200
  *Applied Microsystems Corp...........................         112,200         341,859
  *Applied Signal Technologies, Inc....................          91,300         821,700
  *Applix, Inc.........................................          44,400         241,425
  *Apria Healthcare Group, Inc.........................           6,200         127,875
  *Aquila Biopharmaceuticals, Inc......................         101,000         192,531
  *Arcadia Financial, Ltd..............................         560,700       4,170,206
  Arch Coal, Inc.......................................          94,300       1,379,137
  *#Arch Communications Group, Inc.....................         287,400         696,047
  Arctic Cat, Inc......................................         228,600       1,914,525
  Argonaut Group, Inc..................................         101,300       2,716,106
  *Argosy Gaming Corp..................................         313,300       2,506,400
  *#Ariel Corp.........................................          16,300          49,919
  *Ark Restaurants Corp................................           4,500          45,562
  *Arkansas Best Corp..................................         219,000       1,957,312
  *Armco, Inc..........................................         497,000       3,199,437
  Arnold Industries, Inc...............................         225,300       3,731,531
  *Aronex Pharmaceuticals, Inc.........................           2,500          11,172
  *Arqule, Inc.........................................         143,400         645,300
  *Arrow Automotive Industries, Inc....................          21,600              22
  Arrow Financial Corp.................................           6,044         161,677
  *Artisoft, Inc.......................................         157,400         671,409
  *Asahi/America, Inc..................................          55,500         405,844
  *Asante Technologies, Inc............................          94,200          66,234
  Asarco, Inc..........................................          42,950         689,884
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Ascent Assurance, Inc...............................             222  $            0
  *Ascent Entertainment Group, Inc.....................         325,396       3,721,717
  *Asche Transportation Services, Inc..................          53,800         216,881
  *Ashworth, Inc.......................................         162,100         795,303
  *Aspect Telecommunications Corp......................          71,300         601,594
  *Astec Industries, Inc...............................         112,900       4,198,469
  Astro-Med, Inc.......................................          50,375         333,734
  *Astronics Corp......................................          22,687         201,347
  *Asyst Technologies, Inc.............................         132,700       2,604,237
  Atalanta Sosnoff Capital Corp........................          66,100         652,737
  *Atchison Casting Corp...............................         151,300       1,664,300
  *Athey Products Corp.................................          17,140          42,314
  *Atlantic American Corp..............................          25,400         110,331
  *Atlantis Plastics, Inc..............................          60,000         862,500
  *Atrion Corp.........................................          37,750         363,344
  *Audiovox Corp. Class A..............................         257,000       2,232,687
  *Ault, Inc...........................................          46,700         452,406
  *#Aura Systems, Inc..................................          40,000          10,625
  *Auspex Systems, Inc.................................         315,100       3,436,559
  *Autoimmune, Inc.....................................         199,400         445,534
  *Autologic Information International, Inc............           7,100          34,169
  Avado Brands, Inc....................................         199,900       1,814,717
  *Avalon Holding Corp. Class A........................          25,112         171,075
  *Avatar Holdings, Inc................................          35,300         655,256
  *#Avatex Corp........................................         189,340         118,337
  *Aviall, Inc.........................................         117,500       1,843,281
  *Avigen, Inc.........................................         119,500         739,406
  *Avondale Industries, Inc............................         145,400       5,307,100
  *Avteam, Inc. Class A................................         140,000       1,001,875
  *Axsys Technologies, Inc.............................          49,800         619,387
  *Aztar Corp..........................................         559,700       3,777,975
  Aztec Manufacturing Co...............................             500           5,031
  *BCT International, Inc..............................          11,100          27,923
  *BEI Electronics, Inc................................          86,000          99,437
  BEI Technologies, Inc................................          86,000         857,312
  *BF Enterprises, Inc.................................           2,300          17,969
  *BFX Hospitality Group, Inc..........................          89,400         125,719
  BHA Group Holdings, Inc. Class A.....................          18,200         177,450
  *BI, Inc.............................................         107,300         985,819
  BMC Industries, Inc..................................         250,000       2,515,625
  BSB Bancorp, Inc.....................................         104,700       2,663,306
  BT Financial Corp....................................          54,224       1,457,270
  *BTG, Inc............................................          33,000         237,187
  *BTU International, Inc..............................          75,800         312,675
  *BWAY Corp...........................................          76,200       1,085,850
  Badger Meter, Inc....................................          21,200         712,850
  *Badger Paper Mills, Inc.............................          10,400          74,912
  Bairnco Corp.........................................          93,200         646,575
  Baker (J.), Inc......................................         155,818       1,129,680
  *Baker (Michael) Corp................................          62,500         453,125
  *Balanced Care Corp..................................          17,000          40,375
  Baldwin & Lyons, Inc. Class B........................           1,600          33,450
  *Baldwin Piano & Organ Co............................          27,000         205,875
  *Baldwin Technology, Inc. Class A....................         172,600         625,675
  *Baltek Corp.........................................           4,500          44,437
  *Bancinsurance Corp..................................          60,270         335,252
  Bancorp Connecticut, Inc.............................          47,400         767,287
  *BancTec, Inc........................................         147,596       2,379,985
  Bandag, Inc..........................................          99,000       3,409,312
  Bandag, Inc..........................................         168,000       4,809,000
  *Bank Plus Corp......................................         217,000       1,132,469

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Bank United Financial Corp. Class A.................         241,600  $    2,178,175
  #BankAtlantic Bancorp, Inc. Class A..................         129,220         944,921
  BankAtlantic Bancorp, Inc. Class B...................         135,202       1,077,391
  BankNorth Group, Inc. DE.............................         106,690       2,850,623
  Banta Corp...........................................           5,600         137,200
  *Banyan System, Inc..................................         113,000       1,250,062
  *Barry (R.G.) Corp...................................          62,100         500,681
  *Basin Exploration, Inc..............................         164,300       2,757,159
  Bassett Furniture Industries, Inc....................         150,950       3,589,780
  Battle Mountain Gold Co..............................         934,600       2,278,087
  Bay View Capital Corp................................         336,000       6,048,000
  *Baycorp Holdings, Ltd...............................          48,000         171,000
  *Bayou Steel Corp. Class A...........................         121,300         439,712
  *Beard Co............................................          30,000         101,250
  *Beazer Homes USA, Inc...............................         111,200       2,474,200
  *Bel Fuse, Inc. Class A..............................          28,900         941,056
  Bel Fuse, Inc. Class B...............................          28,900         847,131
  *Belco Oil & Gas Corp................................         193,100       1,532,731
  *Bell Industries, Inc................................         113,022       1,158,475
  *Bell Microproducts, Inc.............................          99,900         707,105
  *Bellwether Exploration Co...........................         258,400       1,195,100
  *Ben & Jerry's Homemade, Inc. Class A................          70,700       1,990,647
  *Benton Oil & Gas Co.................................         330,100       1,155,350
  *Bergen Brunswig Corp. Class A.......................         102,555       2,256,210
  *Berlitz International, Inc..........................          79,100       1,685,819
  *Beverly Enterprises.................................         155,400       1,126,650
  *Big 4 Ranch, Inc....................................          73,300               0
  Bindley Western Industries, Inc......................         109,466       3,297,663
  *Binks Sames Corp....................................          30,918         517,876
  *#Bio Vascular, Inc..................................          59,300         164,002
  *Bioanalytical Systems, Inc..........................           1,600           6,400
  *Bionx Implants, Inc.................................         175,000         803,906
  *Bio-Rad Laboratories, Inc. Class A..................         107,800       3,038,612
  *BioReliance Corp....................................          50,000         332,812
  *Biosite Diagnostics, Inc............................         109,500       1,091,578
  *Biosource International, Inc........................         143,500         699,562
  Birmingham Steel Corp................................         401,500       2,057,687
  *Black Hawk Gaming & Development, Inc................          42,900         365,991
  Blair Corp...........................................         127,100       2,184,531
  Blimpie International................................          11,700          30,712
  *Bluegreen Corp......................................         263,998       1,484,989
  Bob Evans Farms, Inc.................................         220,500       4,251,516
  *Boca Research, Inc..................................          98,700         874,420
  *Bombay Co., Inc.....................................         574,000       3,515,750
  *Bon-Ton Stores, Inc.................................         131,900         840,862
  *#Books-a-Million, Inc...............................         189,100       1,560,075
  *Boston Biomedical, Inc..............................          57,400         218,837
  *#Boston Chicken, Inc................................         310,900         186,540
  *Boston Communications Group, Inc....................         117,000       1,096,875
  Bostonfed Bancorp, Inc...............................          46,960         845,280
  Bowl America, Inc. Class A...........................          45,000         315,000
  Bowne & Co., Inc.....................................          91,332       1,529,811
  *Boyd Gaming Corp....................................         473,000       2,808,437
  *Brauns Fashions Corp................................          22,200         245,587
  *#Brazos Sportswear, Inc.............................           4,190             419
  *Bridgeport Macs, Inc................................          16,600         150,437
  *Brigham Exploration Co..............................          50,000         128,125
  *Brite Voice Systems, Inc............................          22,500         292,500
  *Britesmile, Inc.....................................          41,000         438,187
  *Broadway & Seymour, Inc.............................         180,800       1,045,250
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Brooks Automation, Inc..............................          83,000  $    1,519,937
  *Brookstone, Inc.....................................         111,300       1,672,978
  *Brothers Gourmet Coffees, Inc.......................         103,461           2,173
  *Brown & Sharpe Manufacturing Co. Class A............         203,500       1,119,250
  *Brown (Tom), Inc....................................         301,100       3,904,891
  Brown Shoe Company, Inc..............................         297,200       5,646,800
  *Brunswick Technologies, Inc.........................          75,000         457,031
  Brush Wellman, Inc...................................         186,500       3,158,844
  *Buckhead America Corp...............................          15,700          98,125
  *Budget Group, Inc...................................         204,100       2,729,837
  *Buffets, Inc........................................         341,800       3,588,900
  *Builders Transport, Inc.............................          61,600           1,386
  *Building Materials Holding Corp.....................         197,000       2,302,437
  *Bull Run Corp. GA...................................          84,500         340,641
  Burlington Coat Factory Warehouse Corp...............         235,440       3,973,050
  *Burlington Industries, Inc..........................         585,800       5,748,162
  Bush Industries, Inc. Class A........................          13,000         192,562
  *Business Resource Group.............................          57,200         191,262
  *Butler International, Inc...........................          23,200         463,275
  Butler Manufacturing Co..............................          84,200       2,368,125
  *C-COR Electronics, Inc..............................           7,500         178,828
  *C.P. Clare Corp.....................................         183,000         669,094
  *CCA Industries, Inc.................................          40,800          51,637
  CCBT Bancorp, Inc....................................          22,400         366,800
  *CEM Corp............................................          28,500         225,328
  *CFM Technologies, Inc...............................          93,700         855,012
  *CHS Electronics, Inc................................          15,000          66,562
  *CMC Industries, Inc.................................          88,100         569,897
  *CNS Income..........................................         204,200         682,794
  CPAC, Inc............................................          74,100         571,959
  CPB, Inc.............................................         107,000       2,206,875
  CPI Corp.............................................          87,400       2,753,100
  *CSP, Inc............................................          38,865         265,982
  *CSS Industries, Inc.................................          24,500         661,500
  *CTB International Corp..............................          38,000         330,125
  *Cadence Design Systems, Inc.........................           1,906          24,550
  Cadmus Communications Corp...........................          94,100       1,205,656
  *Caere Corp..........................................          25,400         301,625
  Calgon Carbon Corp...................................         181,200       1,030,575
  *#California Amplifier, Inc..........................          73,100         306,106
  *California Coastal Comm, Inc........................          16,900         108,266
  *California Micro Devices Corp.......................          11,400          25,294
  *Callon Petroleum Co.................................         146,600       1,575,950
  Cal-Maine Foods, Inc.................................          62,900         342,019
  *Cameron Ashley Building Products, Inc...............         114,800       1,377,600
  Cameron Financial Corp...............................          32,700         433,275
  *Canandaigua Wine Co., Inc. Class A..................          69,700       3,467,575
  *Canisco Resources, Inc..............................           5,700          20,484
  *Cannon Express, Inc. Class A........................           6,900          24,150
  *Cannondale Corp.....................................         115,100       1,028,706
  *Capital Pacific Holdings, Inc.......................         154,800         503,100
  Capital Re Corp......................................         297,800       4,857,862
  Capitol Bancorp, Ltd.................................          41,672         712,331
  Capitol Transamerica Corp............................         102,100       1,534,691
  *Carbide/Graphite Group, Inc.........................         133,000       1,724,844
  *Cardiotech International, Inc.......................          15,572          22,385
  *Career Blazers, Inc. Trust Units....................           9,540               0
  *Caretenders Healthcorp..............................          13,700          31,681
  *#Caribiner International, Inc.......................         376,000       2,021,000

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Carleton Corporation................................          16,180  $       37,922
  *Carmike Cinemas, Inc. Class A.......................         120,100       2,109,256
  Carolina First Corp..................................          74,990       2,055,195
  Carpenter Technology Corp............................           5,000         142,500
  *Carrington Laboratories, Inc........................         100,200         297,469
  *Carson, Inc.........................................         105,500         369,250
  Carter-Wallace, Inc..................................         325,500       5,879,344
  Cascade Corp.........................................         104,400       1,409,400
  Cash America International, Inc......................         239,200       3,034,850
  *Casino Data Systems.................................         206,300         767,178
  *Castle & Cooke, Inc.................................         340,300       5,317,187
  Castle (A.M.) & Co...................................           1,280          19,680
  *Castle Dental Centers, Inc..........................          16,300         109,006
  Castle Energy Corp...................................          45,800         853,025
  *Catalina Lighting, Inc..............................          85,700         385,650
  *Catherines Stores Corp..............................         114,400       1,258,400
  Cato Corp. Class A...................................         371,700       4,890,178
  Cavalier Homes, Inc..................................         167,700       1,519,781
  *Cavanaughs Hospitality Corp.........................         303,100       2,898,394
  *Celadon Group, Inc..................................         100,000         993,750
  *Celebrity, Inc......................................          26,325          61,699
  *#Celeris Corp.......................................         169,000         153,156
  *Celeritek, Inc......................................          72,000         387,000
  *Cell Genesys, Inc...................................          35,500         170,844
  *#Cell Pathways, Inc.................................          65,400         719,400
  Cenit Bancorp, Inc...................................          54,900       1,122,019
  *Centigram Communications Corp.......................          86,800         843,587
  Central Bancorp, Inc.................................          24,100         466,937
  *Central Garden & Pet Co.............................         318,300       4,326,891
  *Central Sprinkler Corp..............................          47,100         802,172
  Centris Group, Inc...................................         144,800       1,402,750
  Century Aluminum Co..................................         330,000       2,134,687
  *Cephalon, Inc.......................................          19,000         258,281
  *Ceradyne, Inc.......................................          90,700         368,469
  *Ceres Group, Inc....................................          26,600         272,650
  *Cerion Technologies, Inc............................          81,500          20,375
  *Charming Shoppes, Inc...............................       1,542,900       7,786,823
  *Chart House Enterprises, Inc........................         130,100         715,550
  Chartwell Re Corp....................................         151,100       2,370,381
  *Chase Industries, Inc...............................         117,250         981,969
  *Check Technology Corp...............................          70,700         159,075
  *Checkpoint System, Inc..............................         392,400       3,580,650
  Chemed Corp..........................................         104,500       3,389,719
  *Chemfab Corp........................................          16,050         314,981
  Chemfirst, Inc.......................................          73,400       1,747,837
  *Cherry Corp. Class A................................          48,700         657,450
  *Cherry Corp. Class B................................          32,500         443,828
  Chesapeake Corp......................................          40,000       1,442,500
  #Chesapeake Energy Corp..............................       1,312,800       2,789,700
  Chester Valley Bancorp...............................           1,249          22,014
  *Chic by His, Inc....................................         125,700         392,812
  Chicago Rivet & Machine Co...........................          11,800         225,675
  *Children's Comprehensive Services, Inc..............         151,600         923,812
  *Childtime Learning Centers, Inc.....................          38,300         478,750
  Chiquita Brands International, Inc...................         515,089       4,152,905
  *#Chock Full O' Nuts Corp............................         125,323       1,308,059
  *Chyron Corp.........................................         373,000         769,312
  *Cidco, Inc..........................................         208,100       1,287,619
  *Ciprico, Inc........................................          55,800         486,506
  Circle International, Inc............................          30,300         621,150
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Circuit City Stores, Inc. - Carmax Group............         367,500  $    1,768,594
  *Circuit Systems, Inc................................          53,000         109,312
  *Cirrus Logic, Inc...................................         293,000       2,224,969
  *Citadel Holding Corp................................          73,300         371,081
  *Citation Computer System, Inc.......................          11,200          21,350
  *Citation Corp.......................................         198,400       2,647,400
  Citizens Banking Corp................................          78,750       2,337,891
  *Citizens, Inc. Class A..............................          71,700         407,794
  *Civic Bancorp.......................................          39,579         559,053
  *Clean Harbors, Inc..................................         117,500         201,953
  Cleveland Cliffs, Inc................................         131,300       4,858,100
  *Clintrials Research, Inc............................         286,300       1,207,828
  *Coast Dental Services, Inc..........................          86,400         610,200
  *Coast Distribution System...........................          85,100         244,662
  Coastal Bancorp, Inc.................................         116,900       1,877,706
  *Coastcast Corp......................................         104,300       1,251,600
  *Cobra Electronic Corp...............................          72,300         293,719
  *Code-Alarm, Inc.....................................          23,200          12,325
  *#Coeur d'Alene Mines Corp. ID.......................         252,800       1,058,600
  *Coffee People, Inc..................................          52,000         103,187
  *Coherent, Inc.......................................         228,100       3,692,369
  *Cohesion Technologies, Inc..........................         117,300         659,812
  *Coho Energy, Inc....................................         425,200         265,750
  *Coinmach Laundry Corp...............................         159,500       1,963,844
  *Cold Metal Products, Inc............................          40,000          85,000
  Collagen Corp........................................         117,300       1,605,544
  Collins Industries, Inc..............................          28,200         164,794
  *Columbia Banking System, Inc........................          51,497         862,579
  *Columbus Energy Corp................................          50,932         297,634
  Columbus McKinnon Corp...............................             200           4,994
  *Comdial Corp........................................         115,800         814,219
  *Command Systems, Inc................................          15,000          24,844
  Commercial Bancshares, Inc...........................          26,509         596,452
  Commercial Bank of New York..........................          26,400         331,650
  Commercial Intertech Corp............................          25,700         388,712
  Commercial Metals Co.................................         188,800       4,425,000
  Commercial National Financial Corp...................          18,000         342,000
  Commonwealth Bancorp, Inc............................         162,100       2,629,059
  Commonwealth Industries, Inc.........................         226,500       2,456,109
  Communications Systems, Inc..........................           6,400          84,400
  Community Bank System, Inc...........................          58,000       1,363,000
  Community Financial Corp.............................           1,000           9,750
  Community Financial Group, Inc.......................           1,600          22,800
  *Community First Brokerage Co........................          12,400         284,812
  Community Trust Bancorp, Inc.........................          47,707       1,094,279
  *Compass International Services Corp.................          15,700         103,522
  *Compdent Corp.......................................         165,600       2,396,025
  *Compucom Systems, Inc...............................         511,700       2,062,791
  *CompUSA, Inc........................................          14,500         116,906
  *Computer Motion, Inc................................          54,000         479,250
  *Computer Network Technology Corp....................         204,500       5,138,062
  *Computer Outsourcing Services, Inc..................          42,800         391,887
  *Comshare, Inc.......................................          73,250         249,508
  *Comstock Resources, Inc.............................         361,700       1,469,406
  *Comtech Telecommunications Corp.....................          26,900         236,216
  *Concord Camera Corp.................................         122,200         633,912
  *Concord Fabrics, Inc. Class A.......................          16,400          71,750
  *Condor Technology Solutions, Inc....................          27,400         292,837
  *Cone Mills Corp. NC.................................         508,600       3,146,962
  *Congoleum Corp. Class A.............................           6,200          52,700

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Conmed Corp.........................................         168,661  $    5,729,203
  *Conso Products Co...................................          95,600         564,637
  *Consolidated Freightways Corp.......................         251,100       3,342,769
  *#Consumer Portfolio Services, Inc...................         246,300         477,206
  *#ContiFinancial Corp................................         705,900       5,029,537
  *Continental Materials Corp..........................           2,300          86,825
  Cooker Restaurant Corp...............................         125,000         781,250
  *Cooperative Bankshares, Inc.........................          20,800         243,100
  *Copart, Inc.........................................         242,500       4,365,000
  *Copley Pharmaceutical, Inc..........................         199,700       1,940,834
  *Coram Healthcare Corp...............................         402,900         931,706
  *Core, Inc...........................................           7,400          61,744
  *Cornell Corrections, Inc............................          54,500       1,055,937
  *Corporate Express, Inc..............................         900,600       5,896,116
  *Corrpro Companies, Inc..............................          85,375         848,414
  *Corsair Communications, Inc.........................          30,000         137,344
  *Cort Business Services Corp.........................         172,400       4,169,925
  *Cosmetic Centers, Inc. Class C......................           8,646           2,432
  Courier Corp.........................................          23,400         535,275
  *Covenant Transport, Inc. Class A....................         232,200       2,779,144
  *Coventry Health Care, Inc...........................         214,800       2,859,525
  *Cover-All Technologies, Inc.........................          31,901          49,347
  Covest Bancshares, Inc...............................          48,825         668,292
  *Craig Corp..........................................          43,100         325,944
  *Creative Computers, Inc.............................          24,300         731,278
  *Credit Acceptance Corp..............................         392,700       2,343,928
  *Criticare Systems, Inc..............................          91,000         196,219
  Cross (A.T.) Co. Class A.............................         185,300       1,158,125
  Cross Timbers Oil Co.................................         109,600       1,185,050
  *Crown Central Petroleum Corp. Class A...............          71,000         576,875
  *Crown Central Petroleum Corp. Class B...............          59,400         490,050
  Crown Crafts, Inc....................................          97,500         493,594
  *Crown Vantage, Inc..................................         128,820         338,152
  *Crown-Andersen, Inc.................................          20,000         116,250
  Cubic Corp...........................................         107,650       2,597,056
  Culp, Inc............................................         143,618       1,184,848
  Curtiss-Wright Corp..................................          94,900       3,641,787
  *CustomTracks Corp...................................          62,200       3,724,225
  *Cyberoptics Corp....................................          60,300         761,287
  *Cybex International, Inc............................          94,600         520,300
  *Cylink Corp.........................................          80,800         319,412
  *Cyrk, Inc...........................................         193,500       1,287,984
  *Cytrx Corp..........................................          13,000          33,922
  *DII Group, Inc......................................           9,400         308,144
  *DM Management Co....................................          48,450         779,742
  *#DRS Technologies, Inc..............................          67,275         592,861
  *DSP Technology, Inc.................................          21,000         187,687
  DT Industries, Inc...................................         129,900       1,246,228
  *DVI, Inc............................................         227,800       3,545,137
  *Dailey International, Inc...........................          80,000          60,000
  Dain Rauscher Corp...................................         144,800       7,538,650
  *Dairy Mart Convenience Stores, Inc. Class A.........           9,000          34,875
  *Damark International, Inc. Class A..................          95,800         943,031
  Dames & Moore, Inc...................................         220,300       3,469,725
  *Dan River, Inc. (GA) Class A........................         322,500       2,962,969
  Daniel Industries, Inc...............................         163,900       3,441,900
  *Danielson Holding Corp..............................          10,000          53,125
  *Darling International, Inc..........................          12,000          22,500
  *Data I/O Corp.......................................          84,400          96,269
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Data Race, Inc......................................          29,800  $      135,962
  *Data Systems & Software, Inc........................          86,800         265,825
  *Data Systems Network Corp...........................           3,228           3,783
  *Datakey, Inc........................................          19,100          50,137
  *Dataram Corp........................................          62,320         518,035
  *Datascope Corp......................................          19,000         476,187
  *DataTRAK International, Inc.........................          47,300         224,675
  *Dataware Technologies, Inc..........................          82,900         238,337
  *Datron Systems, Inc.................................          30,000         182,812
  *#Datum, Inc.........................................          87,500         732,812
  Davel Communications, Inc............................          21,385         130,983
  *#Daw Technologies, Inc..............................         116,900         149,778
  *Dawson Geophysical Co...............................          60,000         641,250
  *Daxor Corp..........................................          52,000         646,750
  *Dayton Superior Corp. Class A.......................           3,500          62,781
  *DeGeorge Financial Corp.............................          19,900           1,343
  Deb Shops, Inc.......................................         142,000       2,156,625
  *Deckers Outdoor Corp................................         100,100         340,966
  Decorator Industries, Inc............................          20,832         154,938
  *Del Global Technologies Corp........................          85,877         772,893
  *#Delta Financial Corp...............................         172,200       1,162,350
  Delta Natural Gas Co., Inc...........................          26,100         446,962
  Delta Woodside Industries, Inc.......................         318,200       2,247,287
  Deltic Timber Corp...................................         108,400       2,696,450
  *Denali, Inc.........................................          36,800         287,500
  *Denamerica Corp.....................................          36,100          33,844
  *Designs, Inc........................................         178,800         352,012
  *Detection Systems, Inc..............................          69,300         610,706
  *Detrex Corp.........................................          12,800          88,400
  Detroit Diesel Corp..................................         318,400       7,900,300
  *Devcon International Corp...........................          50,800         157,956
  *Diagnostic Health Services, Inc.....................          68,000          69,062
  *Diamond Home Services, Inc..........................         140,000         656,250
  *#Diamond Multimedia Systems, Inc....................         394,600       1,744,872
  *Dianon Systems, Inc.................................          40,300         371,516
  *Digi International, Inc.............................         289,600       2,407,300
  *Digital Link Corp...................................          82,100         604,205
  *Digital Microwave Corp..............................          90,200       1,133,137
  Dime Community Bancorp, Inc..........................         135,000       2,991,094
  Dimon, Inc...........................................         890,500       4,675,125
  *Diodes, Inc.........................................          60,700         280,737
  *Discount Auto Parts, Inc............................         172,100       4,259,475
  *Diversified Corporate Resources, Inc................           2,700          16,200
  Dixie Group, Inc.....................................         122,400       1,109,250
  *Dixon Ticonderoga Co................................          27,250         327,000
  *Dollar Thrifty Automotive Group, Inc................          35,000         743,750
  *Dominion Homes, Inc.................................          70,100         552,037
  Donegal Group, Inc...................................          70,444         792,495
  Donnelly Corp. Class A...............................          78,250       1,281,344
  *Donnkenny, Inc......................................         157,300         164,673
  *Dotronix, Inc.......................................           1,000             734
  Downey Financial Corp................................         284,913       6,268,086
  *Dress Barn, Inc.....................................         232,323       3,419,504
  *Drug Emporium, Inc..................................         188,400       1,907,550
  *Drypers Corp........................................          66,900         219,516
  *Duckwall-Alco Stores, Inc...........................          98,000       1,016,750
  *Dunn Computer Corp..................................           4,900          10,336
  *Dura Automotive Systems, Inc........................          61,985       1,836,306
  *Durakon Industries, Inc.............................         107,400       1,342,500
  Dyersburg Corp.......................................         161,500         222,062
  *Dynamics Research Corp..............................          85,636         433,532
  *E-Z-Em, Inc. Class A................................          45,200         228,825

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *E-Z-Em, Inc. Class B................................           3,843  $       19,215
  *EA Engineering Science & Technology, Inc............          72,025          72,025
  *ECC International Corp..............................          90,500         282,812
  *EFTC Corp...........................................         172,600       1,062,569
  *EIS International, Inc..............................         132,800         444,050
  *ELXSI Corp..........................................          27,900         301,669
  EMC Insurance Group, Inc.............................          94,800       1,084,275
  *EMS Technologies, Inc...............................         101,650       1,378,628
  *ESCO Electronics Corp. Trust Receipts...............         193,400       2,332,887
  Eagle Bancshares, Inc................................          64,600       1,217,306
  *Eagle Food Centers, Inc.............................         124,300         302,981
  *Eagle Geophysical, Inc..............................         148,107         492,920
  *Eagle Point Software Corp...........................          80,000         520,000
  Easco, Inc...........................................         160,200       1,191,487
  *East/West Communications, Inc.......................           2,300          14,806
  Eastern Co...........................................          19,600         512,050
  *Echelon International Corp..........................           7,200         165,600
  *Eclipsys Corp.......................................          38,000         865,687
  Ecology & Environment, Inc. Class A..................          23,800         166,600
  *Edelbrock Corp......................................          85,000       1,314,844
  Edo Corp.............................................          31,500         216,562
  *Educational Insights, Inc...........................          49,300          95,519
  *#Einstein/Noah Bagel Corp...........................          72,400          78,056
  *Ekco Group, Inc.....................................         229,300       1,089,175
  *El Paso Electric Co.................................         386,700       3,311,119
  *Elantec Semiconductor, Inc..........................          89,800         854,503
  *Elcom International, Inc............................          52,800         301,125
  *Electric Fuel Corp..................................           3,700           7,053
  *Electric Lightwave, Inc.............................         124,300       1,476,062
  *Electro Rent Corp...................................          70,200         884,081
  *Electro Scientific Industries, Inc..................          18,900         710,522
  *Electroglas, Inc....................................         265,200       3,779,100
  Ellett Brothers, Inc.................................          62,500         344,727
  *Eltrax System, Inc..................................          99,495         410,417
  *Emcee Broadcast Products, Inc.......................          50,000         100,781
  *Emcon...............................................         102,000         669,375
  Empire Federal Bancorp, Inc..........................          10,200         117,937
  *Emulex Corp.........................................          31,150       2,456,956
  *Encad, Inc..........................................         128,600         765,572
  Energen Corp.........................................         232,400       4,444,650
  Engineered Support Systems, Inc......................          36,750         494,977
  Engle Homes, Inc.....................................         126,700       1,722,328
  Ennis Business Forms, Inc............................           6,000          51,750
  *Enserch Exploration Corp............................         163,200       1,111,800
  *Enstar, Inc.........................................          20,866         199,531
  *Enterprise Software, Inc............................          17,000         134,937
  *Environmental Elements Corp.........................          14,500          51,656
  *#Environmental Technologies Corp....................          58,500          78,609
  *Equinox Systems, Inc................................          53,100         462,966
  *Equitex, Inc........................................           9,400         129,544
  *Equitrac Corp.......................................          26,500         470,375
  *Equity Marketing, Inc...............................           5,800          60,537
  *Equity Oil Co.......................................         142,900         169,694
  Eskimo Pie Corp......................................          41,400         355,781
  Espey Manufacturing & Electronics Corp...............           3,500          42,875
  *Esterline Technologies Corp.........................         119,300       1,782,044
  Ethyl Corp...........................................         344,200       1,721,000
  *Evans & Sutherland Computer Corp....................         119,800       1,890,594
  *Evans Systems, Inc..................................          23,585         163,621
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Evans, Inc..........................................          17,175  $       24,689
  *Evergreen Resources, Inc............................          27,000         598,219
  *Exabyte Corp........................................         253,000       1,399,406
  *Exar Corp...........................................         101,500       2,125,156
  *Executone Information Systems, Inc..................         351,700       1,939,845
  Exide Corp...........................................         250,100       3,907,812
  *Exponent, Inc.......................................          69,500         501,703
  Ezcorp, Inc. Class A Non-Voting......................         139,100       1,030,209
  FBL Financial Group, Inc. Class A....................         126,500       2,537,906
  FCB Financial Corp...................................          36,400       1,098,825
  *FEI Co..............................................         152,600       1,268,487
  FFLC Bancorp.........................................          50,833         924,525
  FFY Financial Corp...................................          84,600       1,554,525
  FNB Rochester Corp...................................          24,300         799,622
  FSF Financial Corp...................................           4,200          59,587
  *FSI International, Inc..............................         265,100       2,153,937
  *FTI Consulting, Inc.................................          62,500         265,625
  Fab Industries, Inc..................................          87,081       1,360,641
  *Factory Card Outlet Corp............................          89,100         101,630
  *Fairchild Corp. Class A.............................         443,729       6,628,202
  Falcon Products, Inc.................................          87,000         940,687
  *#Family Golf Centers, Inc...........................          90,000         814,219
  *Fansteel, Inc.......................................          74,700         420,187
  *Farm Family Holdings, Inc...........................           7,200         248,400
  Farmer Brothers Co...................................              84          17,304
  *Farr Co.............................................          52,200         561,150
  Farrel Corp..........................................          62,200         139,950
  *Featherlite Manufacturing, Inc......................           8,500          55,516
  Federal Screw Works..................................           2,000          96,000
  *Ferrofluidics Corp..................................          50,500         204,367
  *Fibermark, Inc......................................          88,950       1,273,097
  *Fiberstars, Inc.....................................          12,700          55,166
  Fidelity Bancorp, Inc. Delaware......................          32,700         762,319
  *Fidelity Bankshares, Inc............................           8,000         133,250
  Fidelity Federal Bancorp.............................          20,000          60,000
  *Filenes Basement Corp...............................         246,200         407,769
  *Finish Line, Inc. Class A...........................         128,300       1,571,675
  *Finishmaster, Inc...................................         120,000         675,000
  *Finlay Enterprises, Inc.............................          47,500         657,578
  First Albany Companies, Inc..........................          33,415         609,824
  *First Alliance Corp.................................           3,000           8,578
  First American Financial Corp........................          16,348         268,720
  First Bell Bancorp, Inc..............................          59,600       1,158,475
  *First Cash, Inc.....................................          69,700         720,959
  First Defiance Financial Corp........................         126,600       1,503,375
  First Essex Bancorp..................................          86,400       1,441,800
  First Federal Bancshares of Arkansas, Inc............          54,100       1,004,231
  First Federal Capital Corp...........................         131,220       1,910,891
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................          31,000         761,437
  First Financial Holdings, Inc........................         100,600       1,911,400
  First Indiana Corp...................................          92,306       1,765,352
  *First Investors Financial Services Group, Inc.......          60,600         374,962
  First Keystone Financial, Inc........................          21,800         284,762
  First Liberty Financial Corp.........................          71,775       2,068,017
  First Mariner Bank Corp..............................          30,700         360,725
  First Midwest Financial, Inc.........................          18,800         275,537
  First Northern Capital Corp..........................          98,700       1,076,447
  First Oak Brook Bancshares, Inc. Class A.............          29,000         563,687

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *First Republic Bank.................................         112,703  $    2,944,366
  First Savings Bancorp, Inc. North Carolina...........          48,000         945,000
  *#First Team Sports, Inc.............................          85,600         224,700
  First Washington Bancorp, Inc........................         143,580       2,889,547
  First Western Bancorp, Inc...........................           9,200         321,137
  Firstbank Corp.......................................           4,300          63,022
  *FirstFed Financial Corp. DE.........................         194,400       3,669,300
  Firstspartan Financial Corp..........................          26,000         747,500
  *Firstwave Technologies, Inc.........................          45,700          94,256
  *Fischer Imaging Corp................................         100,600         171,334
  *Fisher Scientific, International, Inc...............          22,400         453,600
  Flag Financial Corp..................................          12,850         127,697
  *Flander Corp........................................         348,000       1,315,875
  Fleming Companies, Inc...............................         517,397       5,335,657
  Flexsteel Industries, Inc............................          78,400       1,073,100
  *Florida Panthers Holdings, Inc. Class A.............         379,800       4,130,325
  Florida Rock Industries, Inc.........................          85,200       3,397,350
  *Florsheim Group, Inc................................          91,900         683,506
  Flushing Financial Corp..............................         129,550       1,918,959
  *Foilmark, Inc.......................................          76,658         170,085
  *Foodarama Supermarkets, Inc.........................          12,400         345,650
  Foothill Independent Bancorp.........................          45,818         618,543
  *#Forcenergy, Inc....................................         216,500         233,414
  *Forest Oil Corp.....................................         109,500       1,156,594
  *Forward Air Corp., Inc..............................          32,400         883,912
  *Foster (L.B.) Co. Class A...........................         149,200         829,925
  Foster Wheeler Corp..................................         375,800       5,167,250
  *Four Kids Entertainment, Inc........................          32,700         680,569
  *Four Media Co.......................................         114,900         768,394
  *Franchise Mortgage Acceptance Co....................          35,000         308,437
  Frankfort First Bancorp, Inc.........................          25,650         382,345
  Franklin Bank National Associaton Southfield, MI.....          38,283         416,328
  *Franklin Covey Co...................................         189,700       1,849,575
  *Franklin Electronic Publishers, Inc.................          86,100         452,025
  Freds, Inc. Class A..................................         173,750       2,269,609
  Frequency Electronics, Inc...........................          85,300         741,044
  *Fresh Choice, Inc...................................          64,900         152,109
  *Fresh Foods, Inc....................................          80,000         517,500
  *Friedman Billings Ramsey Group, Inc. Class A........         165,000       1,722,187
  Friedman Industries, Inc.............................          93,343         385,044
  Friedmans, Inc. Class A..............................         149,300       1,353,031
  Frisch's Restaurants, Inc............................          89,105         913,326
  *Fritz Companies, Inc................................         239,600       2,605,650
  Frontier Insurance Group, Inc........................         359,700       6,182,344
  Frozen Food Express Industries, Inc..................         299,100       2,093,700
  *G-III Apparel Group, Ltd............................          73,200         156,694
  GA Financial, Inc....................................          75,100       1,117,112
  GBC Bancorp..........................................         105,800       1,930,850
  *GC Companies, Inc...................................         131,300       4,743,212
  *GP Strategies Corp..................................         119,615       1,196,150
  *GZA Geoenvironmental Technologies, Inc..............          36,500         161,969
  *Gadzooks, Inc.......................................         123,000       1,180,031
  Gainsco, Inc.........................................         316,400       1,443,575
  *Galey & Lord, Inc...................................         138,500         571,312
  *Galileo Corp........................................         104,800         569,850
  *GameTech International, Inc.........................          10,600          44,056
  *Gantos, Inc.........................................          84,350          76,442
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  Garan, Inc...........................................          58,000  $    1,667,500
  *Garden Fresh Restaurant Corp........................          50,600         931,356
  *Garden Ridge Corp...................................          31,200         190,125
  *Gart Sports Co......................................          16,137         109,933
  *Gasonics International, Inc.........................         134,000       1,628,937
  *Geerling & Wade, Inc................................          27,500         156,406
  *Gehl Co.............................................          68,600       1,412,731
  *General Cigar Holdings, Inc. Class A................         135,600       1,084,800
  *General Communications, Inc. Class A................         841,800       4,182,694
  *#General Datacomm Industries, Inc...................         219,000         602,250
  General Housewares Corp..............................          50,700         633,750
  *General Semiconductor, Inc..........................          64,600         500,650
  *General Surgical Innovations, Inc...................         152,600         591,325
  *Genesis Health Ventures, Inc........................         479,600       2,128,225
  *#Geneva Steel Co. Class A...........................          93,000          34,875
  *Genicom Corp........................................         133,500         246,141
  *Genlyte Group, Inc..................................          85,500       1,835,578
  *Gensym Corp.........................................          71,200         273,675
  Geon Co..............................................           5,600         168,700
  *Geoscience Corp.....................................          50,000         334,375
  Gerber Scientific, Inc...............................         292,000       6,825,500
  *Getty Petroleum Marketing, Inc......................         198,300         619,687
  *Giant Group, Ltd....................................          50,600         354,200
  Giant Industries, Inc................................         154,900       1,636,131
  *Gibraltar Packaging Group, Inc......................          67,200          84,000
  Gibraltar Steel Corp.................................          41,300         903,437
  *Gibson Greetings, Inc...............................         185,000       1,352,812
  *Giga-Tronics, Inc...................................          19,900          42,909
  *Gish Biomedical, Inc................................          42,300         122,934
  Glatfelter (P.H.) Co.................................         469,000       6,243,562
  Gleason Corp.........................................         119,200       1,996,600
  *Glenayre Technologies, Inc..........................         681,800       2,450,219
  *Global Industrial Technologies, Inc.................         265,900       3,307,131
  *Globe Business Resources, Inc.......................          39,400         462,950
  *#Golden Books Family Entertainment, Inc.............          90,800          31,326
  Golden Enterprises, Inc..............................           2,800          10,937
  *Good Guys, Inc......................................         218,300         685,598
  Gorman-Rupp Co.......................................          36,500         590,844
  *Gottschalks, Inc....................................         157,300       1,297,725
  *Government Technology Services, Inc.................          93,000         357,469
  *Gradco Systems, Inc.................................          88,200         217,744
  *Graham Corp.........................................          25,950         228,684
  *Graham-Field Health Products, Inc...................         413,380         930,105
  Grand Premier Financial, Inc.........................          65,897         780,468
  Granite Construction, Inc............................           9,000         252,562
  Granite State Bankshares, Inc........................          22,800         500,175
  *Greenbriar Corp.....................................          10,700          22,069
  Greenbrier Companies, Inc............................         219,800       2,046,887
  *Grey Wolf, Inc......................................         128,200         264,412
  *Griffin Land & Nurseries, Inc.
    Class A............................................          25,000         281,250
  *Griffon Corp........................................         144,900       1,159,200
  *Group 1 Software, Inc...............................          16,900         173,225
  Guarantee Life Companies, Inc........................         105,400       2,088,237
  *Guaranty Federal Bancshares, Inc....................           5,600          65,275
  *Guest Supply, Inc...................................          72,900         770,006
  Guilford Mills, Inc..................................         322,900       3,229,000
  *Gulf Island Fabrication, Inc........................          11,200         121,450
  *Gulfmark Offshore, Inc..............................          37,600         613,350

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Gundle/SLT Environmental, Inc.......................         267,900  $    1,071,600
  *Gymboree Corp.......................................           5,800          70,869
  *HCIA, Inc...........................................         176,500       1,516,797
  *HEI, Inc............................................          10,200          45,900
  *HF Bancorp, Inc.....................................          51,400         930,019
  HF Financial Corp....................................          51,950         772,756
  *HMI Industries, Inc.................................          27,800          52,125
  HMN Financial, Inc...................................          66,600         840,825
  *HPSC, Inc...........................................          42,000         396,375
  *HS Resources, Inc...................................         221,300       2,655,600
  *Hadco Corp..........................................          85,700       2,662,056
  *Haemonetics Corp....................................          64,800       1,231,200
  Haggar Corp..........................................          96,700       1,226,881
  *Hahn Automotive Warehouse, Inc......................          38,746          31,481
  Halifax Corp.........................................          24,000          96,000
  *Hallmark Capital Corp...............................          28,100         333,687
  *Halter Marine Group, Inc............................         196,400       1,448,450
  *Hampshire Group, Ltd................................          19,100         217,859
  *Hampton Industries, Inc.............................          68,594         304,390
  Hancock Fabrics, Inc.................................          22,000         125,125
  *Handleman Co........................................         484,436       5,722,400
  Harbor Florida Bancshares, Inc.......................           6,600          78,994
  *Harding Lawson Associates Group, Inc................          53,700         453,094
  Hardinge Brothers, Inc...............................         131,400       2,287,181
  Harleysville Group, Inc..............................         335,600       6,502,250
  Harman International Industries, Inc.................          92,300       4,095,812
  Harnischfeger Industries, Inc........................         266,100       1,912,594
  *Harry's Farmers Market, Inc. Class A................          46,100          41,778
  *Hartmarx Corp.......................................         687,800       3,396,012
  *Harvey Entertainment Co.............................          51,100         325,762
  *Hastings Entertainment, Inc.........................          55,000         629,062
  Hastings Manufacturing Co............................           1,700          23,587
  *Hathaway Corp.......................................          45,300          76,444
  *Hauser, Inc.........................................         116,700         288,103
  Haven Bancorp, Inc...................................         100,100       1,401,400
  Haverty Furniture Co., Inc...........................         140,100       4,132,950
  *Hawaiian Airlines, Inc..............................         145,900         401,225
  *Hawker Pacific Aerospace............................          84,000         225,750
  *Hawthorne Financial Corp............................          61,300         967,391
  *#Hayes Corp.........................................          10,133             431
  *Headway Corporate Resources, Inc....................          93,700         430,434
  *Health Management Systems, Inc......................         123,100         700,131
  *Health Risk Management, Inc.........................          50,600         521,812
  *Health Systems Design Corp..........................          60,000         262,500
  *Healthcare Services Group, Inc......................         138,300       1,270,631
  *Healthcor Holdings..................................          65,300          16,325
  Healthplan Services Corp.............................         269,500       2,391,812
  *Hector Communications Corp..........................           8,500          79,687
  Heilig-Meyers Co.....................................         697,250       4,837,172
  *Heist (C.H.) Corp...................................          16,800         111,300
  *Hello Direct, Inc...................................          84,100         954,009
  Heritage Financial Corp..............................          32,600         267,931
  *Herley Industries, Inc..............................          20,533         266,287
  *Hexcel Corp.........................................          50,200         536,512
  *Hi-Shear Industries, Inc............................          53,500         137,930
  *Hi-Tech Pharmacal, Inc..............................          48,700         203,931
  *#Hi/Fn, Inc.........................................          22,608       1,307,731
  *High Plains Corp....................................         177,300         371,222
  *Highlands Insurance Group, Inc......................         192,310       2,055,313
  *Hirsch International Corp. Class A..................          90,000         199,687
  *Hoenig Group, Inc...................................         104,700         961,931
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Holiday RV Superstores, Inc.........................          70,700  $      254,078
  Holly Corp...........................................          96,200       1,226,550
  *Hollywood Casino Corp. Class A......................          32,900          54,491
  *Hollywood Entertainment Corp........................          31,500         815,062
  *Hollywood Park, Inc.................................         269,800       3,895,237
  *Hologic, Inc........................................         154,400       1,177,300
  Home Bancorp.........................................          13,800         381,225
  Home Federal Bancorp.................................          34,875         908,930
  Home Port Bancorp, Inc...............................          14,500         357,062
  *Home Products International, Inc....................         124,450       1,046,158
  *Homebase, Inc.......................................         468,150       2,662,603
  *#Homegold Financial, Inc............................          50,000          78,125
  *Homestead Village, Inc..............................         179,800         528,162
  Horizon Financial Corp...............................          82,265       1,133,715
  *Hospitality Worldwide Services, Inc.................          68,300         239,050
  *Hot Topic, Inc......................................          12,000         290,625
  *Houston Exploration Co..............................         358,400       6,742,400
  *Hovnanian Enterprises, Inc. Class A.................         211,784       1,720,745
  #Howell Corp.........................................         104,200         436,337
  *Hub Group, Inc. Class A.............................         103,000       2,864,687
  *Hudson Hotels Corp..................................          14,300          19,662
  *#Hudson Technologies, Inc...........................          61,600         177,100
  Hudson United Bancorp................................          29,530         904,356
  Huffy Corp...........................................         136,900       1,839,594
  Hughes Supply, Inc...................................         247,900       6,677,806
  Hunt (J.B.) Transport Services, Inc..................         376,300       6,373,581
  Hunt Corp............................................          21,500         216,344
  Huntco, Inc. Class A.................................          84,500         242,937
  *Hurco Companies, Inc................................          73,000         469,937
  *Hutchinson Technology, Inc..........................         150,200       3,487,456
  *#Hvide Marine, Inc. Class A.........................         110,500         202,008
  *Hycor Biomedical, Inc...............................          77,700         121,406
  *Hypercom Corp.......................................         139,500         985,219
  *Hyseq, Inc..........................................         179,100         593,269
  *ICF Kaiser International, Inc.......................         123,000          61,500
  *ICT Group, Inc......................................          53,100         273,797
  *ICU Medical, Inc....................................          71,400       1,280,737
  *IDT Corp............................................           5,000         110,469
  *IEC Electronics Corp................................         118,600         429,925
  *IFR Systems, Inc....................................         124,200         489,037
  *IHOP Corp...........................................          65,800       1,575,087
  *II-VI, Inc..........................................         139,600       1,260,762
  *#IMC Mortgage Co....................................         315,000          41,737
  IMCO Recycling, Inc..................................         205,000       3,433,750
  ISB Financial Corp. LA...............................          87,300       1,860,581
  *IT Group, Inc ......................................         166,779       2,803,972
  *ITC Learning Corp...................................          49,200         224,475
  *ITEQ, Inc...........................................         305,059         638,717
  *ITLA Capital Corp...................................         134,200       2,163,975
  *IVI Checkmate Corp..................................         107,905         318,657
  Ico, Inc.............................................         241,800         306,028
  *Ikos Systems, Inc...................................         144,100       1,251,869
  *Imation Corp........................................         153,500       3,607,250
  *Immucor, Inc........................................          61,100         752,294
  *Immulogic Pharmaceutical Corp.......................         280,100         529,564
  *Imperial Credit Industries, Inc.....................         287,300       2,388,181
  Imperial Sugar Co....................................         298,300       1,808,444
  *In Focus Systems, Inc...............................         285,300       3,004,566
  *Inacom Corp.........................................         277,000       3,064,312
  *Inco Homes Corp.....................................             156             263
  Independence Holding Co..............................          52,600         581,887
  #Independent Bank East...............................          21,877         374,644

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  Industrial Bancorp, Inc..............................          29,200  $      605,900
  *Industrial Distribution Group, Inc..................         155,000       1,046,250
  *Inference Corp. Class A.............................         115,000         549,844
  *#Infonautics Corp. Class A..........................          64,100         396,619
  *Information Management Associates, Inc..............          92,600         306,737
  *Information Resources, Inc..........................         378,700       3,230,784
  Ingles Market, Inc. Class A..........................         130,700       1,580,653
  *Innodata Corp.......................................           3,866          39,385
  *#Innovative Gaming Corp. of America.................           6,600          15,056
  *#Inprise Corp.......................................          81,200         294,350
  *Input Software, Inc.................................          86,400         491,400
  *Input/Output, Inc...................................         191,000       1,623,500
  *Insilco Holding Co..................................             432          10,422
  *Insituform East, Inc................................          31,200          38,025
  *Insituform Technologies, Inc. Class A...............         220,900       3,679,366
  *Inso Corp...........................................         115,700         790,014
  Insteel Industries, Inc..............................          93,400         805,575
  Instron Corp.........................................          63,500       1,262,062
  *Insurance Auto Auctions, Inc........................         141,500       1,839,500
  *Integra, Inc........................................         104,800         144,100
  *Integrated Device Technology, Inc...................         526,087       4,159,375
  *Integrated Health Services, Inc.....................          67,400         395,975
  *Integrated Measurement System, Inc..................          83,800         932,275
  *Integrated Orthopedics, Inc.........................           1,300           1,462
  *Integrated Silicon Solution, Inc....................         214,300         569,234
  *#Intellicall, Inc...................................          29,500          57,156
  *Intelligent Systems Corp............................          52,375         160,398
  *Interface Systems, Inc..............................          49,600         116,250
  Interface, Inc. Class A..............................         401,200       3,134,375
  *Intergraph Corp.....................................         792,900       6,318,422
  *Interlink Electronics...............................          55,000         387,578
  *Interlinq Software Corp.............................          62,200         496,628
  *Intermagnetics General Corp.........................         131,480       1,027,187
  International Aluminum Corp..........................          48,900       1,363,087
  International Multifoods Corp........................         275,400       6,058,800
  *International Rectifier Corp........................         709,600       7,716,900
  *International Remote Imaging Systems, Inc...........           6,200           8,525
  International Shipholding Corp.......................          71,475         996,183
  *International Speciality Products, Inc..............          49,100         460,313
  *International Thoroughbred Breeders, Inc............         110,000          34,375
  *International Total Services, Inc...................          74,900         285,556
  *Interphase Corp.....................................          65,100         935,813
  Interpool, Inc.......................................         428,400       5,381,775
  *Intertan, Inc.......................................         190,200       2,936,213
  *Intervisual Books, Inc. Class A.....................           9,900          11,138
  *Intervoice, Inc.....................................         119,800       1,329,031
  Investors Title Co...................................          18,200         367,413
  *Ionics, Inc.........................................         134,100       4,199,006
  *Iridex Corp.........................................          74,300         315,775
  Isco, Inc............................................          84,600         475,875
  *Isle of Capri Casinos, Inc..........................         323,400       2,278,959
  *Isolyser Co., Inc...................................         597,600       2,119,613
  *#Itron, Inc.........................................          33,900         280,734
  *Iwerks Entertainment, Inc...........................         191,700         176,723
  *J & J Snack Foods Corp..............................         100,100       2,064,563
  *J. Alexander's Corp.................................          71,400         294,525
  *JDA Software Group, Inc.............................          41,600         371,800
  *JLK Direct Distribution, Inc. Class A...............         103,000       1,133,000
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  JSB Financial, Inc...................................         105,400  $    5,401,750
  *JWGenesis Financial Corp............................           6,500         106,031
  *Jackpot Enterprises, Inc............................         100,600         836,238
  Jacksonville Bancorp, Inc............................          12,700         201,613
  *Jaclyn, Inc.........................................          26,900          80,700
  *Jaco Electronics, Inc...............................          70,446         268,575
  *Jacobson Stores, Inc................................          63,550         468,681
  *Jan Bell Marketing, Inc.............................         310,100         949,681
  *Jason, Inc..........................................         217,500       1,835,156
  *Jean Philippe Fragrances, Inc.......................         103,200         844,950
  Jefferson Savings Bancorp, Inc.......................          60,000         733,125
  *Jevic Transportation, Inc...........................           7,600          77,663
  *Jo-Ann Stores, Inc. Class A.........................          35,700         600,206
  *Jo-Ann Stores, Inc. Class B.........................          35,700         457,406
  *Johnson Worldwide Associates, Inc. Class A..........         122,100       1,091,269
  *Johnston Industries, Inc............................         117,525         264,431
  *Johnstown American Industries, Inc..................         117,900       1,849,556
  *Jones Intercable, Inc...............................           8,900         466,138
  *Jos. A. Bank Clothiers, Inc.........................         117,300         841,261
  *Jps Packaging Company...............................          59,650         290,794
  *Jumbosports, Inc....................................          40,700           4,986
  *#Just for Feet, Inc.................................          98,900         751,022
  *Just Toys, Inc......................................           7,000           9,188
  Justin Industries, Inc...............................         345,800       4,592,656
  K Swiss, Inc. Class A................................          61,800       3,553,500
  *K-Tron International, Inc...........................           6,300         111,038
  K2, Inc..............................................         200,000       1,987,500
  *KBK Capital Corp....................................          65,000         422,500
  KCS Energy, Inc......................................         539,900         303,694
  *KLLM Transport Services, Inc........................          52,099         351,668
  *KVH Industries, Inc.................................          59,200         144,300
  *Kaiser Aluminum Corp................................         388,615       3,400,381
  *Kaiser Ventures, Inc................................         121,400       1,699,600
  Kaman Corp. Class A..................................         256,400       3,413,325
  *Kasper A.S.L., Ltd..................................          27,000         156,938
  Katy Industries, Inc.................................         135,800       2,232,213
  Kaye Group, Inc......................................          40,000         291,250
  Keithley Instruments, Inc............................           9,500          81,938
  Kellwood Co..........................................         309,918       7,360,553
  *Kemet Corp..........................................         394,400       6,335,050
  Kenan Transport Co...................................             200           6,300
  Kennametal, Inc......................................          45,300       1,288,219
  *Kent Electronics Corp...............................         151,450       1,978,316
  *Kentucky Electric Steel, Inc........................          32,600          99,838
  Kentucky First Bancorp, Inc..........................          11,700         140,400
  *Kevco, Inc..........................................          19,800         123,750
  Kewaunee Scientific Corp.............................          30,800         296,450
  *Key Energy Group, Inc...............................          77,600         247,350
  *Key Production Co., Inc.............................         145,612       1,237,702
  *Key Technology, Inc.................................          50,500         435,563
  *Key Tronic Corp.....................................         144,400         771,638
  *Keystone Consolidated Industries, Inc...............         114,586         837,910
  Kimball International, Inc. Class B..................         350,400       6,285,300
  *Kimmins Corp........................................          44,000          55,688
  *Kinark Corp.........................................          73,400         165,150
  *Kinnard Investment, Inc.............................          71,100         287,733
  *Kit Manufacturing Co................................          11,100          74,925
  *Kitty Hawk, Inc.....................................         106,500         842,016
  Klamath First Bancorp, Inc...........................         131,900       2,069,181
  Knape & Vogt Manufacturing Co........................          34,031         535,988

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Komag, Inc..........................................         587,600  $    2,221,863
  *Koss Corp...........................................          45,700         562,681
  *Krug International Corp.............................          65,400         106,275
  *Kulicke & Soffa Industries, Inc.....................         239,900       5,052,894
  LNR Property Corp....................................         209,700       4,194,000
  LSB Industries, Inc..................................          99,500         186,563
  LSI Industries, Inc..................................           5,830         128,989
  LTV Corp.............................................         603,200       3,694,600
  *LTX Corp............................................         380,500       3,400,719
  *La Jolla Pharmceutical Co...........................         135,000         145,547
  LaCrosse Footwear, Inc...............................          10,600          86,125
  Lab Holdings, Inc....................................          61,300         862,031
  *Laboratory Corp. of America Holdings, Inc...........         424,700       1,061,750
  *Labtec, Inc.........................................          17,833          93,623
  *Laclede Steel Co....................................          44,100          19,983
  *Ladd Furniture, Inc.................................          87,327       1,790,204
  *Lai Worldwide, Inc..................................          47,000         279,063
  *Lakeland Industries, Inc............................           3,600          22,725
  *Lakes Gaming, Inc...................................         115,225       1,346,692
  *Lam Research Corp...................................         245,600       6,807,725
  *Lamson & Sessions Co................................         154,700         908,863
  *Lancer Corp.........................................          69,000         539,063
  *Landair Corp........................................          16,200          77,203
  Landamerica Financial Group, Inc.....................         160,112       4,593,213
  *Landrys Seafood Restaurants, Inc....................         362,300       3,351,275
  *Larscom, Inc........................................          63,000         159,469
  *#LaserSight Corporation.............................         120,300       2,078,934
  Lawson Products, Inc.................................         250,000       6,218,750
  *Layne Christensen Co................................         101,900         681,456
  *Lazare Kaplan International, Inc....................          80,500         764,750
  *Leapnet, Inc........................................         113,300         279,709
  *#Leasing Solutions, Inc.............................          91,100          96,794
  *Lechters, Inc.......................................         226,400         523,550
  Lesco, Inc...........................................          52,900         938,975
  Life USA Holdings, Inc...............................         424,800       8,482,725
  *Lifeline Systems, Inc...............................          14,400         268,200
  Lifetime Hoan Corp...................................         104,200         937,800
  Lillian Vernon Corp..................................         112,400       1,447,150
  *Lindal Cedar Homes, Inc.............................           8,000          16,250
  Lindberg Corp........................................          73,000         857,750
  *Lodgenet Entertainment Corp.........................         134,000       1,666,625
  *#Lodgian, Inc.......................................         396,900       2,778,300
  *Loehmanns, Inc......................................          78,000          69,468
  *Loews Cineplex Entertainment Corp...................          36,400         348,075
  *#Logic Devices, Inc.................................          73,800         255,994
  *Lone Star Steakhouse Saloon.........................         484,100       4,916,641
  *Lone Star Technologies, Inc.........................         124,100       1,931,306
  Longview Fibre Co....................................         231,500       3,139,719
  *Loronix Information Systems, Inc....................          52,800         524,700
  *Louis Dreyfus Natural Gas Corp......................         484,900       9,455,550
  Luby's Cafeterias, Inc...............................          44,700         759,900
  Lufkin Industries, Inc...............................          86,600       1,453,256
  *Lumisy, Inc.........................................          98,800         382,850
  *Lunar Corp..........................................          93,850         777,195
  *Lydall, Inc. DE.....................................         279,000       3,365,438
  *Lynch Corp..........................................           6,200         482,050
  M.A. Hanna Co........................................          48,200         710,950
  *M.H. Meyerson & Co., Inc............................          47,800         373,438
  M/A/R/C, Inc.........................................           5,002          74,874
  *MB Financial, Inc...................................          28,200         378,938
  MDC Holdings, Inc....................................         274,288       5,417,188
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *MEMC Electronic Materials, Inc......................         378,300  $    3,120,975
  MFB Corp.............................................          19,200         411,600
  *MFRI, Inc...........................................          54,900         248,766
  *MHM Services, Inc...................................             712             423
  MI Schottenstein Homes, Inc..........................         108,800       2,108,000
  *MIM Corp............................................          44,000         119,625
  MMI Companies, Inc...................................         208,600       3,598,350
  *#MRV Communications, Inc............................         246,300       2,878,631
  *MS Carriers, Inc....................................         134,000       4,262,875
  MTS Systems Corp.....................................         143,200       1,682,600
  MYR Group, Inc.......................................          57,610         871,351
  *Magellan Health Services, Inc.......................         138,500       1,116,656
  *Magnetek, Inc.......................................         301,000       3,047,625
  *Magnum Hunter Resources, Inc........................          60,400         218,950
  *Main Street & Main, Inc.............................         109,300         389,381
  *Mallon Resources Corp...............................          20,800         182,000
  *Manchester Equipment Co., Inc.......................          63,100         205,075
  *Manugistic Group, Inc...............................         202,300       1,827,022
  *Mapinfo Corp........................................          88,600       1,672,325
  Marcus Corp..........................................         213,250       2,678,953
  *Marine Drilling Companies, Inc......................          17,000         244,375
  *Marine Transport Corp...............................         118,670         508,056
  *Mariner Post-Acute Network, Inc.....................         307,300         691,425
  *Marisa Christina, Inc...............................          94,000          73,438
  Maritrans, Inc.......................................         143,700         826,275
  *Marlton Technologies, Inc...........................          81,100         380,156
  Marsh Supermarkets, Inc. Class A.....................          42,900         638,138
  Marsh Supermarkets, Inc. Class B.....................          56,900         711,250
  *Marshall Industries.................................         214,000       3,771,750
  Massbank Corp. Reading, MA...........................          40,266       1,509,975
  *Matec Corp..........................................           6,900          25,013
  *Material Sciences Corp..............................         311,200       3,462,100
  *Matlack Systems, Inc................................          94,642         490,955
  *Matria Healthcare, Inc..............................         567,300       3,368,344
  *Matrix Pharmaceutical, Inc..........................         305,900       1,438,686
  *Matrix Service Co...................................         106,900         420,919
  *Mattson Technology, Inc.............................         215,500       1,548,906
  *Maverick Tube Corp..................................         172,200       2,233,219
  *Max & Ermas Restaurants, Inc........................          41,900         303,775
  *Maxco, Inc..........................................          38,500         257,469
  *Maxicare Health Plans, Inc..........................         182,800         908,288
  *Maxim Group, Inc....................................         295,000       2,655,000
  *Maxxam, Inc.........................................          93,300       5,714,625
  *Maxxim Medical, Inc.................................         161,500       2,563,813
  *Maynard Oil Co......................................          53,500         521,625
  McGrath Rent Corp....................................          80,000       1,510,000
  *McNaughton Apparel Group, Inc.......................         105,000         636,563
  McRae Industries, Inc. Class A.......................           1,000           5,875
  *McWhorter Technologies, Inc.........................         123,500       1,713,563
  *Meadow Valley Corp..................................          30,000         138,750
  Meadowbrook Insurance Group, Inc.....................         169,300       2,285,550
  *Medaphis Corp.......................................       1,117,700       5,553,572
  Medford Bancorp, Inc.................................         103,600       1,709,400
  *Media 100, Inc......................................          98,500         661,797
  *#Media Logic, Inc...................................          20,100           6,281
  *Medical Action Industries, Inc......................          26,000          77,188
  *Medical Alliance, Inc...............................         102,900         276,544
  *Medical Graphics Corp...............................          41,700          56,034
  *#Medical Resources, Inc.............................          63,218         132,363
  *Medicore, Inc.......................................          58,600          62,263
  *Medirisk, Inc.......................................          38,200         395,131
  *Medstone International, Inc.........................          57,700         420,128

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  Merchants Bancorp, Inc...............................          39,400  $    1,090,888
  Merchants Group, Inc.................................          25,600         560,000
  *Mercury Air Group, Inc..............................          15,300         101,363
  *Meridian Data, Inc..................................         142,900       1,080,681
  Meridian Insurance Group, Inc........................          51,700         856,281
  *Meridian Medical Technology, Inc....................           1,300           7,841
  *Meridian Resource Corp..............................         161,000         865,375
  *Merisel, Inc........................................         335,800         781,784
  *Merix Corp..........................................          77,100         462,600
  *Merrimac Industries, Inc............................          11,770          82,390
  *Mesa Air Group, Inc.................................         464,100       3,060,159
  *Mesa Labs, Inc......................................          17,000          79,156
  *Mestek, Inc.........................................          13,500         275,063
  *Metacreations Corp..................................          69,600         411,075
  *#Metal Management, Inc..............................         409,500         755,016
  *Metals USA, Inc.....................................          72,200         830,300
  *Metatec Corp. Class A...............................         100,600         449,556
  *Metra Biosystems, Inc...............................         140,600         151,584
  *Metrika System Corp.................................          55,000         525,938
  *Metrocall, Inc......................................         461,710       1,349,059
  *Metromedia International Group, Inc.................         544,500       4,526,156
  *Michael Anthony Jewelers, Inc.......................          81,500         320,906
  Michael Foods, Inc...................................         173,981       4,077,680
  *Michaels Stores, Inc................................         569,900      15,280,444
  *Micrion Corp........................................          52,300         627,600
  *Micro Linear Corp...................................         173,100         624,783
  *Micro Warehouse, Inc................................         495,800       7,700,394
  *Microage, Inc.......................................         242,900       1,358,722
  *Microcide Pharmaceuticals, Inc......................          90,200         379,122
  *Microsemi Corp......................................          27,600         268,238
  *Microtest, Inc......................................          93,700         248,891
  *Microtouch Systems, Inc.............................         122,600       1,800,688
  *Microwave Power Dynamics, Inc.......................         117,900       1,783,238
  Mid America Banccorp.................................          85,743       2,079,268
  *Mid Atlantic Medical Services, Inc..................         631,300       6,549,738
  *Middleby Corp.......................................         170,000         823,438
  Middlesex Water Co...................................           7,500         177,891
  Midland Co...........................................          16,800         411,600
  *Midway Airlines Corp................................          64,000         660,000
  *Midwest Grain Products, Inc.........................         117,500       1,094,219
  Mikasa, Inc..........................................         198,400       2,207,200
  *Mikohn Gaming Corp..................................         120,100         457,881
  Milacron, Inc........................................           2,500          53,281
  *Miller Building Systems, Inc........................          27,300         162,094
  *Miller Industries, Inc..............................          79,900         384,519
  *Miltope Group, Inc..................................          68,100          78,741
  Mine Safety Appliances Co............................          37,600       2,375,850
  Minuteman International, Inc.........................           9,000          82,688
  Mississippi Chemical Corp............................         381,500       3,671,938
  *Mitcham Industries, Inc.............................          20,900          89,152
  Mitchell Energy & Development Corp. Class A..........          22,200         355,200
  Mitchell Energy & Development Corp. Class B..........          34,300         553,088
  Mobile America Corp..................................          32,700         125,691
  *Monaco Coach Corp...................................          22,300         669,000
  *Monarch Casino and Resort, Inc......................           5,200          30,713
  *Monarch Dental Corp.................................         137,900         495,578
  Monarch Machine Tool Co..............................          42,400         373,650
  *Monro Muffler Brake, Inc............................          93,730         793,776
  Monterey Bay Bancorp, Inc............................          44,500         645,250
  *Moog, Inc. Class A..................................          54,000       1,481,625
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Moog, Inc. Class B..................................          12,800  $      477,600
  *Moore Handley, Inc..................................           2,000           4,125
  *Moore Medical Corp..................................          42,100         444,681
  Moore Products Co....................................          40,400         944,350
  *Morgan Products, Ltd................................         157,100         584,216
  *Morrison Knudsen Corp...............................         185,600       1,844,400
  *Morrow Snowboards, Inc..............................          22,500           4,922
  *Mosaix, Inc.........................................          68,200         709,706
  *Mother's Work, Inc..................................          67,000         749,563
  *Motor Car Parts & Accessories, Inc..................          52,800         305,250
  *Motor Club of America...............................           5,600          70,875
  Movado Group, Inc....................................         147,600       3,560,850
  *Movie Gallery, Inc..................................         210,500       1,295,891
  Mueller (Paul) Co....................................           6,100         198,059
  *Multi Color Corp....................................           7,600          51,063
  *Multigraphics, Inc..................................           8,000          17,000
  *Multiple Zones International, Inc...................         172,000       1,526,500
  *Mutual Savings Bank FSB Bay City, MI................          50,900         656,928
  *Mylex Corp..........................................         225,500       1,190,922
  *N & F Worldwide Corp................................         217,900       1,688,725
  *NABI, Inc...........................................         567,100       1,612,691
  NBT Bancorp..........................................          96,521       2,002,811
  NCH Corp.............................................          84,400       4,631,450
  *NCS Healthcare, Inc.................................         152,900       2,083,263
  *NPS Pharmaceuticals, Inc............................         173,700       1,215,900
  *NS Group, Inc.......................................         260,300       1,854,638
  NYMAGIC, Inc.........................................         132,700       1,658,750
  Nacco Industries, Inc. Class A.......................          15,000       1,119,375
  *Napco Security Systems, Inc.........................          52,300         150,363
  Nash Finch Co........................................         125,900       1,172,444
  *Nashua Corp.........................................          89,800       1,021,475
  *Nastech Pharmaceutical Co., Inc.....................          95,600         253,938
  *Nathans Famous, Inc.................................          58,400         220,825
  *National City Bancorp...............................          99,514       1,990,280
  *National Home Centers, Inc..........................          70,500          88,125
  *National Home Health Care Corp......................          58,211         252,854
  National Presto Industries, Inc......................          87,900       3,279,769
  *National Processing, Inc............................          56,400         338,400
  *National Record Mart, Inc...........................          55,700         419,491
  *National Research Corp..............................          78,000         209,625
  *National Standard Co................................           3,600          21,375
  National Steel Corp. Class B.........................         406,100       3,096,513
  National Technical Systems, Inc......................          58,000         261,000
  *National Techteam, Inc..............................         255,500       1,365,328
  *National Western Life Insurance Co. Class A.........          24,300       2,343,431
  *Natural Alternatives International, Inc.............          60,500         217,422
  *Natural Microsystems Corp...........................          96,500         591,063
  *Natural Wonders, Inc................................          89,100         331,341
  *Navigators Group, Inc...............................           2,100          29,925
  Nelson (Thomas), Inc.................................         146,800       1,440,475
  *Neopath, Inc........................................         125,000         496,094
  *Netmanage, Inc......................................         697,613       1,842,134
  *Netrix Corp.........................................         111,500         369,344
  *Network Computing Devices, Inc......................         177,600         843,600
  *Network Equipment Technologies, Inc.................         361,900       3,754,713
  *Network Peripherals, Inc............................         137,800       1,993,794
  *Neurocrine Biosciences, Inc.........................          81,100         440,981
  *New Brunswick Scientific Co., Inc...................          65,115         610,453

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *New Horizons Worldwide, Inc.........................          55,100  $    1,105,444
  New Jersey Resources Corp............................          44,912       1,695,428
  *New Mexico & Arizona Land Co........................          83,468         626,010
  *Newcor, Inc.........................................          59,942         284,725
  Newmil Bancorp, Inc..................................          41,100         413,569
  *Newpark Resources, Inc..............................         218,000       1,962,000
  Newport Corp.........................................          74,700       1,134,506
  *Nexthealth, Inc.....................................          81,300          88,922
  *#Niagara Corp.......................................         103,900         743,534
  *Nichols Research Corp...............................          13,650         278,119
  *Nine West Group.....................................         384,000      10,656,000
  *Nitches, Inc........................................           3,679          12,417
  *Nitinol Medical Technologies, Inc...................         113,100         353,438
  *Nobel Learning Communities, Inc.....................          67,500         371,250
  *Noel Group, Inc.....................................          95,400          62,606
  Noland Co............................................           2,000          39,625
  *Noodle Kidoodle, Inc................................          86,000         556,313
  *Norstan, Inc........................................          60,800         685,900
  *Nortek, Inc.........................................          43,200       1,323,000
  North Central Bancshares, Inc........................          38,900         692,906
  *North Face, Inc.....................................         155,700       1,396,434
  Northeast Bancorp....................................          19,000         199,500
  Northland Cranberries, Inc. Class A..................          65,400         590,644
  Northrim Bank........................................             330           3,578
  *Northwest Pipe Co...................................          23,000         395,313
  *Northwestern Steel & Wire Co........................         312,200         380,494
  *Novacare, Inc.......................................         947,400       2,013,225
  *Novametrix Medical Systems, Inc.....................           6,500          28,031
  *Nu Horizons Electronics Corp........................         108,700         672,581
  *Nuevo Energy Co.....................................         225,500       3,438,875
  *Numerex Corp. Class A...............................          66,000         245,438
  *O'Charleys, Inc.....................................           5,000          65,313
  O'Sullivan Corp......................................         173,600       1,540,700
  *O'Sullivan Industries Holdings, Inc.................         219,000       3,640,875
  *O.I. Corp...........................................          48,200         230,456
  *ODS Networks, Inc...................................         124,500         427,969
  *OMI Corp............................................         489,200       1,284,150
  *OMNI Energy Services Corp...........................          45,400         198,625
  *OSI Pharmaceutical, Inc.............................          91,500         503,250
  *OSI Systems, Inc....................................          48,500         260,688
  *OTR Express, Inc....................................          15,000          54,375
  *Oak Technology, Inc.................................         715,500       2,493,070
  Oakwood Homes Corp...................................          27,000         337,500
  *Objective Systems Integrators, Inc..................         360,300       1,030,233
  Ocean Financial Corp.................................         151,300       2,652,478
  *Oceaneering International, Inc......................         259,000       3,998,313
  *Ocwen Financial Corp................................          57,900         503,006
  *Offshore Logistics, Inc.............................         351,700       3,967,616
  Oglebay Norton Co....................................          32,000         782,000
  Ohio Art Co..........................................           3,800          59,375
  Oil-Dri Corp. of America.............................          50,800         781,050
  *Old Dominion Freight Lines, Inc.....................         133,400       1,567,450
  *Olin Corp...........................................          15,000         198,750
  Olsten Corp..........................................         236,800       2,101,600
  *Olympic Steel, Inc..................................         186,000       1,429,875
  *Omega Health System, Inc............................          12,100          91,884
  *Omega Protein Corp..................................          90,000         551,250
  *Omtool, Ltd.........................................         257,000         979,813
  *On Command Corp.....................................          77,300       1,079,784
  *One Price Clothing Stores, Inc......................         125,500         515,727
  *Ontrack Data International, Inc.....................           8,200          38,181
  *Onyx Acceptance Corp................................          91,500         723,422
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Onyx Pharmacueticals, Inc...........................          91,700  $      739,331
  *Opinion Research Corp...............................          43,900         235,963
  *Opta Food Ingredients, Inc..........................         171,600         560,381
  *Opti, Inc...........................................         161,200       1,022,613
  Optical Coating Laboratory, Inc......................          53,200       3,454,675
  *Optical Sensors, Inc................................           6,800           7,438
  *Optika Imaging Systems, Inc.........................         111,500         682,938
  *Option Care, Inc....................................           2,800           6,563
  *Orange Co., Inc.....................................         113,400         581,175
  Oregon Steel Mills, Inc..............................         288,761       3,952,416
  Oregon Trail Financial Corp..........................           9,100         118,016
  *#Oriole Homes Corp. Class A Convertible.............          20,500          39,078
  *Oriole Homes Corp. Class B..........................          29,400          55,125
  *Orleans Homebuilders, Inc...........................          20,100          37,688
  *Oroamerica, Inc.....................................         102,400         784,000
  *Ortel Corp..........................................          41,000         440,750
  *Orthologic Corp.....................................         321,400         858,741
  Oshkosh B'Gosh, Inc. Class A.........................          41,600         821,600
  Oshkosh Truck Corp. Class B..........................          86,400       3,418,200
  *Oshman's Sporting Goods, Inc........................          65,700         172,463
  *Osmonics, Inc.......................................         157,600       1,851,800
  *#Ostex International, Inc...........................         105,600         136,950
  *Outlook Group Corp..................................          45,500         173,469
  *Outsource International, Inc........................          54,400         243,950
  Overseas Shipholding Group, Inc......................         211,600       2,645,000
  Owosso Corp..........................................          98,000         514,500
  Oxford Industries, Inc...............................         107,400       2,980,350
  *P-Com, Inc..........................................          35,900         158,745
  *PAM Transportation Services, Inc....................          44,500         403,281
  *PC Service Source, Inc..............................          85,800         327,113
  *PIA Merchandising Services, Inc.....................          11,500          29,469
  *PLM International, Inc..............................          94,800         568,800
  *PMR Corp............................................          74,100         289,453
  *PPT Vision, Inc.....................................          89,000         422,750
  *PS Group Holdings, Inc..............................          31,500         346,500
  PXRE Corp............................................         216,583       4,033,858
  *Pameco Corp.........................................          61,300         478,906
  Pamrapo Bancorp, Inc.................................          32,300         744,919
  *Pancho's Mexican Buffet, Inc........................          14,600          56,119
  *Panera Bread CO.....................................         205,800       1,440,600
  *Par Technology Corp.................................         135,500         880,750
  *Paragon Trade Brands, Inc...........................         142,500         356,250
  Park Electrochemical Corp............................         100,300       2,400,931
  *Park Place Entertainment Corp.......................         245,900       2,581,950
  *Parker Drilling Co..................................         898,400       2,807,500
  *Park-Ohio Holdings Corp.............................         127,300       2,060,669
  Parkvale Financial Corp..............................          49,925       1,051,545
  *Parlex Corp.........................................          68,000         943,500
  *Parlux Fragrances, Inc..............................         189,800         385,531
  #Patina Oil & Gas Corp...............................         236,126       1,210,146
  Patrick Industries, Inc..............................          68,800         894,400
  *Patterson Energy, Inc...............................         189,700       1,573,917
  *Paul Harris Stores, Inc.............................         119,300         771,722
  Paula Financial, Inc.................................          39,900         342,891
  *#Paul-Son Gaming Corp...............................          22,700         136,909
  *Paxson Communications Corp..........................         528,300       6,834,881
  *Payless Cashways, Inc...............................           4,156           8,572
  *Paymentech, Inc.....................................         645,500      16,177,844
  *Pediatric Services of America, Inc..................          83,900         128,472
  Peerless Manufacturing Co............................          16,000         170,500
  Penford Corp.........................................          70,300         924,884

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Penn National Gaming, Inc...........................           2,500  $       23,359
  *#Penn Traffic Co....................................         116,000          25,520
  *Penn Treaty American Corp...........................          87,600       2,206,425
  Penn Virginia Corp...................................         147,000       2,848,125
  Penn-America Group, Inc..............................         134,000       1,474,000
  Penncorp Financial Group, Inc........................         119,900          67,444
  Pennfed Financial Services, Inc......................         112,200       1,633,913
  *Pentacon, Inc.......................................          75,000         370,313
  *Penwest Pharmaceuticals Company.....................          75,750         662,813
  Peoples Bancor.......................................         350,400       3,646,350
  Peoples Bancshares, Inc. Massachusetts...............          32,400         629,775
  *#Peoples Choice TV Corp.............................         187,000       1,747,281
  *Perceptron, Inc.....................................          86,200         436,388
  *Perini Corp.........................................          59,300         296,500
  *Periphonics Corp....................................          64,500         689,344
  *Perrigo Co..........................................         581,700       5,326,191
  *Personnel Group of America, Inc.....................          73,600         837,200
  *Petco Animal Supplies, Inc..........................         142,100       2,002,722
  *Petrocorp, Inc......................................          95,200         571,200
  *Petroglyph Energy, Inc..............................           6,900          18,759
  *Petroleum Development Corp..........................         168,100         764,330
  *Pharmaceutical Marketing Services, Inc..............          10,400         154,050
  *Pharmaceutical Resources, Inc.......................          37,200         285,975
  *Pharmchem Laboratories, Inc.........................          64,900         168,334
  *Phar-Mor, Inc.......................................         202,200         966,769
  *Phillips (R.H.), Inc................................          15,000          49,219
  Phillips-Van Heusen Corp.............................         458,100       4,008,375
  *Phoenix International Life Sciences, Inc............           7,478          63,097
  *Phoenix International, Ltd..........................          41,750         262,242
  Phoenix Investment Partners, Ltd.....................         470,000       4,611,875
  *Phoenix Technologies, Ltd...........................          88,900         966,788
  *Photo Control Corp..................................           4,200           7,088
  *Photon Dynamics, Inc................................         118,300       1,051,761
  *Phycor, Inc.........................................         274,200       1,923,684
  *Phymatrix Corp......................................         261,200         428,531
  *Physician Reliance Network, Inc.....................         658,000       6,148,188
  Piccadilly Cafeterias, Inc...........................         140,800       1,496,000
  *Pico Holdings, Inc..................................          70,320       1,423,980
  *Picturetel Corp.....................................         739,000       6,535,531
  *Piercing Pagoda, Inc................................           7,600          93,100
  *Pilgrim America Capital Corp........................          64,350       1,278,956
  Pilgrim Pride Corp...................................         406,200       8,403,263
  Pillowtex Corp.......................................         165,900       2,695,875
  Pinnacle Bancshares, Inc.............................           9,800          99,225
  *Pinnacle Global Group, Inc..........................          27,900         170,888
  *Pinnacle Systems, Inc...............................          37,300       1,918,619
  Pioneer Standard Electronics, Inc....................         402,400       3,935,975
  Pitt-Des Moines, Inc.................................          80,000       2,020,000
  Pittston Co. Burlington Group........................         376,900       4,075,231
  *Planar Systems, Inc.................................         141,100       1,137,619
  *#Planet Hollywood, Inc..............................       1,714,900       1,500,538
  *Plasma-Therm, Inc...................................           4,700          14,394
  *Play By Play Toys and Novelties, Inc................          19,300         101,325
  *Players International, Inc..........................         448,900       2,931,878
  *#Pluma, Inc.........................................         121,000          15,125
  Pocahontas Bancorp, Inc..............................           2,600          18,688
  *Polymedica Industries, Inc..........................          96,540         835,674
  *Polymer Group, Inc..................................         615,500       7,539,875
  *Pool Energy Services Co.............................         237,058       3,963,313
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  Pope & Talbot, Inc...................................         233,500  $    2,335,000
  *Porta Systems Corp..................................           5,100           9,881
  *Powell Industries, Inc..............................          49,000         486,938
  *Powercerv Corp......................................         191,000         417,813
  *Powerhouse Technologies, Inc........................         168,600       3,113,831
  *Power-One, Inc......................................          10,000         163,438
  *Powertel, Inc.......................................         279,700       6,940,056
  *Praegitzer Industries, Inc..........................          25,600         139,200
  *Precision Response, Corp............................         258,600       1,519,275
  *Premiumwear, Inc....................................          33,100         184,119
  Presidential Life Corp...............................         343,700       6,304,747
  *Price Communications Corp...........................         665,233       9,479,570
  *Pricesmart, Inc.....................................          36,850         930,463
  *Pride International, Inc............................         338,200       3,529,963
  *Primark Corp........................................         109,300       2,957,931
  Prime Bancorp, Inc...................................          51,694       1,392,507
  *Prime Hospitality Corp..............................         326,300       3,405,756
  *Prime Medical Services, Inc.........................         147,000       1,097,906
  Primesource Corp.....................................          67,254         439,253
  *Printronix, Inc.....................................          87,100       1,230,288
  *Priority Healthcare Corp............................          90,360       3,100,478
  *Procurenet, Inc.....................................          22,400               0
  *Procyte Corp........................................          76,300          56,033
  *Programmers Paradise, Inc...........................          67,100         733,906
  Progress Financial Corp..............................          28,665         478,347
  *Progress Software Corp..............................          59,400       1,551,825
  *ProMedCo Management Company.........................         267,200       1,093,850
  *Protection One, Inc.................................          82,000         448,438
  *Protocol Systems, Inc...............................         116,000       1,105,625
  Providence & Worcester Railroad Co...................          19,300         275,025
  *Provident Financial Holdings, Inc...................          46,700         868,328
  *Proxim, Inc.........................................          85,900       3,285,675
  Pulaski Furniture Corp...............................          33,200         693,050
  *Pulsepoint Communications Corp......................           6,250          33,789
  *#Pure World, Inc....................................          79,200         341,550
  *Pyramid Breweries, Inc..............................          86,300         168,555
  *QEP Co., Inc........................................          12,200          93,025
  *QMS, Inc............................................         139,200         617,700
  *Qad, Inc............................................          22,300          77,353
  *Quad Systems Corp...................................          68,000         129,625
  Quaker Chemical Corp.................................          71,600       1,244,050
  *Quaker City Bancorp, Inc............................          63,562       1,064,664
  *Quaker Fabric Corp..................................         183,300         922,228
  *Quality Dining, Inc.................................         198,500         607,906
  *Quality Systems, Inc................................          78,500         456,281
  Quanex Corp..........................................         205,000       5,355,625
  *Quest Diagnostics, Inc..............................         452,200      11,559,363
  *Quidel Corp.........................................          36,000          83,250
  *Quintel Entertainment, Inc..........................          34,000          55,781
  Quipp, Inc...........................................             700           9,625
  Quixote Corp.........................................          80,600       1,057,875
  *R & B, Inc..........................................          87,900         747,150
  *RCM Technologies, Inc...............................          37,300         539,684
  *RDO Equipment Co. Class A...........................          60,900         563,325
  RLI Corp.............................................         117,112       4,355,103
  *RMH Teleservices, Inc...............................          79,700         236,609
  RPC, Inc.............................................         108,900         980,100
  *RTI International Metals, Inc.......................         102,200       1,360,538
  *RTW, Inc............................................         135,000         860,625
  *Radiance Medical Systems, Inc.......................         132,400         372,375
  *Rag Shops, Inc......................................          53,100         129,431

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Railamerica, Inc....................................          92,900  $      899,969
  *Railtex, Inc........................................         168,400       2,336,550
  *Rainbow Technologies, Inc...........................          38,350         382,302
  *Rainforest Cafe, Inc................................         273,500       1,478,609
  *#Rally's Hamburgers, Inc............................          93,600          64,350
  *Ramsay Youth Services, Inc..........................          51,266         299,586
  #Range Resources Corp................................         530,200       2,551,588
  *Rare Hospitality International, Inc.................         133,500       3,053,813
  Raven Industries, Inc................................          12,400         198,400
  *Raytech Corp. DE....................................          27,100          91,463
  *Raytel Med Corp.....................................           9,500          48,984
  *Reading Entertainment, Inc..........................          75,736         598,788
  *Read-Rite Corp......................................         551,400       3,618,563
  *Recoton Corp........................................         190,300       1,900,027
  *Red Roof Inns, Inc..................................          77,500       1,395,000
  *Redhook Ale Brewery, Inc............................          95,600         379,413
  Redwood Empire Bancorp...............................          28,200         726,150
  *Refac Technology Development Corp...................          48,685         340,795
  *Regeneron Pharmaceuticals, Inc......................         403,200       2,866,500
  *Reliability, Inc....................................          76,000         311,125
  Reliance Bancorp, Inc................................           9,100         254,516
  *Relm Wireless Corp..................................          59,254         142,580
  *Remington Oil & Gas Corp............................          19,600          81,463
  *Rental Service Corp.................................           5,400         128,925
  *Rentrak Corp........................................          63,000         250,031
  *Repligen Corp.......................................          30,200          86,825
  *#Reptron Electronics, Inc...........................          83,000         344,969
  Republic Bancorp, Inc................................         142,960       1,836,143
  *Republic Bankshares, Inc............................          26,000         498,875
  *Republic First Bancorp, Inc.........................          30,530         232,791
  Republic Security Financial Corp.....................         228,608       1,907,448
  *Research Partners International, Inc................          75,300         280,022
  Resource America, Inc................................          84,600       1,218,769
  Resource Bancshares Mortgage Group, Inc..............         284,135       2,956,780
  *Response Oncology, Inc..............................         183,889         591,893
  *Rex Stores Corp.....................................          96,100       1,982,063
  *Rexhall Industries, Inc.............................          13,428         135,539
  Richardson Electronics, Ltd..........................          88,900         586,184
  *Riddell Sports, Inc.................................         114,700         344,100
  *#Ride, Inc..........................................         131,800         140,038
  Riggs National Corp..................................         333,200       5,529,038
  *Right Management Consultants, Inc...................          78,300       1,301,738
  *Rightchoice Managed Care, Inc. Class A..............          47,700         572,400
  *Riverside Group, Inc................................           3,200           5,500
  Riverview Bancorp, Inc...............................          55,300         660,144
  *Roadhouse Grill, Inc................................         106,700         716,891
  Roadway Express, Inc.................................          21,600         417,150
  Roanoke Electric Steel Corp..........................         147,600       2,361,600
  *Roberds, Inc........................................          79,700         196,759
  *Roberts Pharmaceutical Corp.........................         243,700       4,630,300
  *Robinson Nugent, Inc................................          53,900         210,547
  *#Robotic Vision Systems, Inc........................         173,800         496,959
  *Rochester Medical Corp..............................          24,000         268,500
  *Rock Bottom Restaurants, Inc........................         109,400         982,891
  *Rock of Ages Co.....................................          38,400         410,400
  *Rockshox, Inc.......................................         202,000         202,000
  Rock-Tenn Co. Class A................................         324,500       4,908,063
  *Rocky Shoes & Boots, Inc............................          62,900         422,609
  *Rofin-Sinar Technologies, Inc.......................          16,500         135,609
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Rogue Wave Software, Inc............................          19,000  $      166,250
  Rollins Truck Leasing Corp...........................         859,900       9,351,413
  Roslyn Bancorp, Inc..................................         272,120       4,906,664
  *Rottlund, Inc.......................................          37,800         189,000
  Rouge Industries, Inc. Class A.......................         220,200       1,926,750
  *Royal Precision, Inc................................          14,150          48,641
  *Rural/Metro Corp....................................          33,200         246,925
  *Rush Enterprises, Inc...............................          49,100         782,531
  Russ Berrie & Co., Inc...............................         200,800       5,158,050
  *Ryans Family Steak Houses, Inc......................         543,400       6,283,063
  Ryland Group, Inc....................................         213,664       5,942,530
  *S&K Famous Brands, Inc..............................         104,700       1,011,009
  *S3, Inc.............................................         645,500       4,336,953
  *SBE, Inc............................................           7,600          39,900
  *SBS Technologies, Inc...............................          40,000         740,000
  SCPIE Holdings, Inc..................................          32,800         934,800
  *SED International Holdings, Inc.....................         104,900         265,528
  *SEMX Corp...........................................          99,400         301,306
  *SGV Bancorp, Inc....................................           9,300         112,181
  *SMC Corp............................................          64,200         333,038
  *SOS Staffing Services, Inc..........................          29,700         180,056
  *SPR, Inc............................................          12,000          80,625
  *SSE Telecom, Inc....................................          68,100          79,805
  *STM Wireless, Inc. Class A..........................          97,800         262,838
  *#SYNC Research, Inc.................................         283,400         141,700
  *Safety 1st, Inc.....................................          65,400         347,438
  *Safety Components International, Inc................          33,100         171,706
  *Salient 3 Communications, Inc. Class A..............          72,900         603,703
  *San Filippo (John B.) & Son, Inc....................          74,800         259,463
  Sanderson Farms, Inc.................................         154,800       2,060,775
  *Sandisk Corp........................................         430,600      13,456,250
  *Sands Regent Casino Hotel...........................          15,492          29,048
  *Santa Cruz Operation, Inc...........................         119,000         702,844
  *Santa Fe Snyder Corp................................          67,000         569,500
  *Saucony, Inc. Class A...............................          19,800         350,831
  *Saucony, Inc. Class B...............................          30,000         508,125
  *Savoir Technology Group, Inc........................         125,300       1,213,844
  *Scan-Optics, Inc....................................         100,700         336,716
  *Scheid Vineyards, Inc...............................           7,900          41,722
  *Schieb (Earl), Inc..................................          70,500         330,469
  *Schlotzskys, Inc....................................          80,800         843,350
  Schnitzer Steel Industries, Inc. Class A.............          65,300         987,663
  *Scholastic Corp.....................................          90,000       4,373,438
  *Schuff Steel Company................................          69,000         426,938
  *Schuler Homes, Inc..................................         332,000       2,407,000
  Schulman (A.), Inc...................................         108,800       1,815,600
  Schultz Sav-O Stores, Inc............................          15,300         252,450
  Schweitzer-Maudoit Int'l, Inc........................          94,700       1,450,094
  *Scios-Nova, Inc.....................................         145,300         524,442
  Scope Industries, Inc................................           7,700         539,000
  Scotsman Industries, Inc.............................          57,300       1,178,231
  *Scott Technologies, Inc.............................          17,700         334,641
  Seaboard Corp........................................             100          26,000
  *Seacoast Financial Services Corp....................         123,869       1,258,045
  *Seacor Smit, Inc....................................          92,300       4,580,388
  *Seattle Filmworks, Inc..............................         215,800         694,606
  *Secom General Corp..................................          11,500          26,234
  *Segue Software, Inc.................................         126,700         803,753
  *Seibels Bruce Group, Inc............................          83,700         408,038

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Seitel, Inc.........................................         104,300  $    1,649,244
  Selas Corp. of America...............................          67,000         393,625
  Selective Insurance Group, Inc.......................         318,300       5,968,125
  *Semitool, Inc.......................................          72,400         617,663
  *Seneca Foods Corp. Class B..........................          10,500         150,938
  *Sensormatic Electronics Corp........................         845,400      11,307,225
  *Sequa Corp. Class A.................................          74,000       4,282,750
  *Sequa Corp. Class B.................................          31,400       2,205,850
  *Sequent Computer Systems, Inc.......................         476,200       6,220,363
  *Service Experts, Inc................................         230,000       4,269,375
  *Service Merchandise Co., Inc........................       1,081,800         439,481
  *#Shaman Pharmaceuticals.............................          35,800           4,296
  *Sharper Image Corp..................................          93,400         846,438
  *Shaw Group, Inc.....................................         134,300       1,754,294
  Shelby Williams Industries, Inc......................          42,100         689,388
  *#Sheldahl, Inc......................................         123,100         742,447
  *Shells Seafood Restaurants, Inc.....................          41,200         181,538
  *Shiloh Industries, Inc..............................         156,300       1,939,097
  *Shoe Carnival, Inc..................................         127,300       2,060,669
  *Sholodge, Inc.......................................          75,000         360,938
  *Shoney's, Inc.......................................         594,304       1,374,328
  *Shopko Stores, Inc..................................         158,200       5,616,100
  *Sierra Health Services, Inc.........................          40,750         621,438
  Sifco Industries, Inc................................          57,400         509,425
  *Sight Resource Corp.................................          96,800         378,125
  *Sigma Designs, Inc..................................          12,300          80,334
  *Sigmatron International, Inc........................          15,300          72,675
  *Signal Technology Corp..............................          79,400         426,775
  *Signature Eyewear, Inc..............................          17,000          65,875
  *Silicon Storage Technology, Inc.....................          61,100         299,772
  *Silicon Valley Group, Inc...........................         437,000       6,036,063
  *Silverleaf Resorts, Inc.............................         143,000       1,108,250
  *Simione Central Holdings, Inc.......................         135,500         362,039
  Simmons First National Corp.
    Class A............................................          41,600       1,398,800
  *Simon Transportation Services, Inc..................          77,600         451,050
  Simpson Industries, Inc..............................         278,500       2,802,406
  *Simula, Inc.........................................          55,800         299,925
  *Sitel Corp..........................................         995,000       2,736,250
  *Sizzler International, Inc..........................         212,700         425,400
  Skaneateles Bancorp, Inc.............................          13,950         340,467
  *SkyePharma P.L.C. ADR...............................           5,867          50,786
  Skyline Corp.........................................         101,600       3,168,650
  Skywest, Inc.........................................         229,200       5,314,575
  Smart & Final Food, Inc..............................         133,600       1,277,550
  *Smartflex Systems, Inc..............................          75,400         325,163
  Smith (A.O.) Corp....................................         207,750       5,063,906
  Smith (A.O.) Corp. Convertible Class A...............          69,750       1,691,438
  *Smithway Motor Express Corp. Class A................          30,500         311,672
  *Sodak Gaming, Inc...................................         222,100       2,040,544
  *Softech, Inc........................................          58,000         134,125
  *#Software Spectrum, Inc.............................          51,900         702,272
  *Sola International, Inc.............................         275,500       4,597,406
  *Sonosight, Inc......................................          33,609         586,057
  *Sound Advice, Inc...................................          22,800          70,894
  South Jersey Industries, Inc.........................         118,377       3,314,556
  *Southern Energy Homes, Inc..........................         165,800         766,825
  *#Southern Pacific Funding Corp......................         120,000          13,200
  *Southwall Technologies, Inc.........................          83,600         265,169
  Southwestern Energy Co...............................         413,900       3,906,181
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Spacehab, Inc.......................................          16,500  $       90,234
  *Spacelabs Medical, Inc..............................         155,400       2,418,413
  Span-American Medical System, Inc....................          25,300         109,897
  Spartan Motors, Inc..................................         267,700       1,547,641
  *Sparton Corp........................................         100,600         622,463
  *Spectran Corp.......................................          76,300         702,198
  *Spectrian Corp......................................          24,100         304,263
  *Spectrum Control, Inc...............................         122,000         754,875
  *SpeedFam-IPEC, Inc..................................         239,447       3,127,776
  *Speizman Industries, Inc............................          37,400         121,550
  *Spiegel, Inc. Class A Non-Voting....................          92,800         681,500
  *Sport Chalet, Inc...................................          42,300         248,513
  *Sport Supply Group, Inc.............................          85,900         901,950
  *#Sport-Haley, Inc...................................          54,900         238,472
  *Sports Authority, Inc...............................         500,000       2,500,000
  *Sports Club Co., Inc................................          69,900         314,550
  *Sportsman's Guide, Inc..............................          79,500         398,742
  St. Francis Capital Corp.............................          92,600       1,831,744
  St. Mary Land & Exploration Co.......................          53,500       1,059,969
  St. Paul Bancorp, Inc................................         214,837       5,572,335
  *#Stac Software, Inc.................................          22,300         131,013
  *Staffmark, Inc......................................          47,000         512,594
  *Stage II Apparel Corp...............................          31,600          61,225
  Standard Commercial Corp.............................         168,180       1,072,148
  *Standard Management Corp............................          83,200         538,200
  *Standard Microsystems Corp..........................         203,300       1,588,281
  Standard Motor Products, Inc. Class A................         142,150       3,384,947
  Standard Pacific Corp. DE............................         391,472       5,138,070
  Standard Products Co.................................         265,900       5,932,894
  *Stanford Telecommunications, Inc....................          21,300         496,556
  *Stanley Furniture, Inc..............................         118,400       2,471,600
  *Star Buffet, Inc....................................           4,500          27,281
  *Star Multi Care Services, Inc.......................          57,100          70,483
  *Starcraft Corp......................................          27,300         106,641
  Starrett (L.S.) Co. Class A..........................          58,400       1,587,750
  *Startec Global Communications Corp..................          11,000          90,063
  *#Starter Corp.......................................         237,200         296,500
  *Station Casinos, Inc................................         473,600       8,199,200
  Steel Technologies, Inc..............................         182,500       1,636,797
  Stepan Co............................................         107,600       2,656,375
  Stephan Co...........................................          50,600         246,675
  Sterling Bancorp.....................................          63,500       1,301,750
  *Sterling Financial Corp. WA.........................          88,280       1,329,718
  Stewart & Stevenson Services, Inc....................         300,300       3,331,453
  Stewart Information Services Corp....................         138,000       2,682,375
  Stifel Financial Corp................................          81,072         775,251
  *Stimsonite Corp.....................................          62,200         623,944
  Stone & Webster, Inc.................................         138,700       3,398,150
  *Storage Computer Corp...............................          16,500          33,000
  *Stormedia, Inc. Class A.............................         136,200             136
  *#Stratasys, Inc.....................................          32,700         122,625
  *Strategic Diagnostics, Inc..........................          45,000         178,594
  *Strategic Distribution, Inc.........................         619,100       1,441,342
  *Stratus Properties, Inc.............................         156,200         732,188
  *Strawbridge and Clothier Liquidating Trust..........          71,881          15,994
  Stride Rite Corp.....................................         185,500       1,936,156
  *Strouds, Inc........................................         136,000         229,500
  *Stuart Entertainment, Inc...........................          55,100          11,020
  *Suburban Lodges of America, Inc.....................         170,200       1,143,531

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Success Bancshares, Inc.............................           5,400  $       58,725
  *Successories, Inc...................................         130,500         407,813
  *Summit Technology, Inc..............................          12,000         236,625
  *#Sun Healthcare Group, Inc..........................         551,900         620,888
  *Sun Television and Appliances, Inc..................         206,300           2,888
  *#Sunbeam Corp.......................................          15,000         105,938
  *Sundance Homes, Inc.................................          40,500          27,844
  *Sunrise Medical, Inc................................         323,500       2,689,094
  *Sunrise Resources, Inc..............................          86,900         355,747
  Superior Surgical Manufacturing Co., Inc.............         105,900       1,429,650
  *Suprema Specialties, Inc............................          50,500         310,891
  *Supreme International Corp..........................          77,850         839,320
  *Surety Capital Corp.................................          66,400          99,600
  Susquehanna Bancshares, Inc..........................         219,072       3,984,372
  *Swift Energy Corp...................................         200,800       2,597,850
  *Swiss Army Brands, Inc..............................          87,300         722,953
  *Sybase, Inc.........................................         155,000       1,506,406
  *Sybron Chemicals, Inc...............................           1,600          31,100
  *Sylvan, Inc.........................................         104,000       1,183,000
  *Symix Systems, Inc..................................           3,600          40,388
  *Symmetricom, Inc....................................         235,700       1,487,856
  *Symons International Group, Inc.....................          30,300         144,872
  *Syms Corp...........................................         192,700       1,529,556
  Synalloy Corp. DE....................................          76,900         634,425
  *Synbiotics Corp.....................................          97,400         371,338
  *Syncor International Corp. DE.......................         100,300       3,397,663
  *Syntellect, Inc.....................................         218,100         340,781
  *Synthetic Industries, Inc...........................         136,000       3,055,750
  *Syntroleum Corp.....................................          67,150         491,034
  *Sypris Solutions, Inc...............................          26,250         237,891
  *TBA Entertainment Corp..............................         138,000         608,063
  *TBC Corp............................................         386,900       2,744,572
  TCBY Enterprises, Inc................................         200,966       1,331,400
  *TCC Industries, Inc.................................          24,800           2,635
  *TCI International, Inc..............................          27,600          80,213
  *TCSI Corp...........................................         383,100         999,652
  *TEAM America Corp...................................           1,600           7,550
  TF Financial Corp....................................          32,100         658,050
  *#TII Industries, Inc................................          85,800         155,513
  TJ International, Inc................................         112,300       3,046,138
  *TRC Companies, Inc..................................          86,450         437,653
  *TRM Copy Centers Corp...............................          81,500         504,281
  *TST/Impreso, Inc....................................           6,500          31,688
  Tab Products Co. DE..................................          56,800         369,200
  *Taco Cabana, Inc....................................         181,400       1,921,706
  Talbots, Inc.........................................         154,300       4,899,025
  *Tandy Brand Accessories, Inc........................          12,600         200,419
  *Tandy Crafts, Inc...................................         157,200         530,550
  Tasty Baking Co......................................           3,000          37,500
  Team, Inc............................................          73,600         248,400
  *#Technical Chemicals & Products, Inc................         198,000         244,406
  *Technical Communications Corp.......................           6,300          16,734
  *Technology Research Corp............................          61,000          65,766
  *Tech-Sym Corp.......................................          76,000       1,667,250
  *Tegal Corp..........................................         179,000         620,906
  *Telcom Semiconductor, Inc...........................           1,000           5,719
  Telxon Corp..........................................         189,700       1,985,922
  *Temtex Industries, Inc..............................          35,700          88,134
  Terra Industries, Inc................................       1,472,300       5,797,181
  *Tesoro Petroleum Corp...............................         649,700       7,674,581
  *Tesseract Group, Inc................................         111,100         378,434
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Tetra Technologies, Inc.............................         257,400  $    2,187,900
  Texas Industries, Inc................................          95,662       3,479,705
  *Texas Micro, Inc....................................         137,700         873,534
  *Texfi Industries, Inc...............................           4,800             525
  *Thermedics, Inc.....................................          15,500         133,688
  *Thermo Bioanalysis Corp.............................          31,600         576,700
  *Thermo Ecotek Corp..................................          38,000         403,750
  *Thermo Power Corp...................................          98,800       1,142,375
  *Thermo Sentron, Inc.................................         135,500       1,795,375
  *Thermo Terratech, Inc...............................         130,000         747,500
  *ThermoQuest Corp....................................          85,700       1,092,675
  Thermoretec Corp.....................................         118,100         487,163
  *Thermospectra Corp..................................          30,400         469,300
  *Thermotrex Corp.....................................          26,300         215,331
  *Thomas Group, Inc...................................          40,400         358,550
  Thomas Industries, Inc...............................         133,850       2,710,463
  Thomaston Mills, Inc.................................          34,800         105,488
  Thor Industries, Inc.................................           3,900         102,619
  *#Thorn Apple Valley, Inc............................          82,215         138,738
  *#Thrustmaster, Inc..................................          63,100       1,555,809
  *Tipperary Corp......................................         129,200         218,025
  *Titan Corp..........................................          36,430         289,163
  Titan International, Inc.............................         250,000       2,343,750
  Titanium Metals Corp.................................         470,500       3,293,500
  *Today's Man, Inc....................................          94,500         121,078
  *Todd Shipyards Corp.................................         114,200         613,825
  Todd-AO Corp. Class A................................           3,740          26,531
  *Toddhunter International, Inc.......................          76,000         627,000
  *Tokheim Corp........................................         250,300       2,471,713
  *Topps, Inc..........................................          36,400         230,913
  Toro Co..............................................          84,300       2,829,319
  *Total Entertainment Restaurant Corp.................          16,500          51,563
  *Tower Air, Inc......................................         166,400         426,400
  *Track 'n Trail, Inc.................................          12,900          26,203
  *Tractor Supply Co...................................          30,100         893,594
  *Trailer Bridge, Inc.................................          84,000         213,938
  *Trak Auto Corp......................................          40,200         346,725
  *#Trans World Airlines, Inc..........................         638,300       3,311,181
  *Transact Technologies, Inc..........................          10,900          49,731
  *Transcend Services, Inc.............................          20,100          29,522
  *Transcoastal Marine Services, Inc...................         115,900         503,441
  *Transfinancial Holdings, Inc........................          68,700         309,150
  *Transmation, Inc....................................          60,000         215,625
  *Transmedia Network, Inc.............................          26,700         100,125
  Transport Lux Corp...................................           2,546          19,732
  Transpro, Inc........................................          13,000          69,063
  Transtechnology Corp.................................          76,500       1,491,750
  *Transworld Healthcare, Inc..........................         169,300         666,619
  *#Travel Ports of America, Inc.......................          71,478         300,431
  Tremont Corp. DE.....................................          68,133       1,328,594
  *Trend-Lines, Inc. Class A...........................          70,900         163,956
  Trenwick Group, Inc..................................          48,000       1,491,000
  *Trex Medical Corp...................................          38,500         247,844
  *Trico Marine Services, Inc..........................         227,200       1,625,900
  *Trident Microsystems, Inc...........................         150,300       1,023,919
  *Tridex Corp.........................................          71,900         195,478
  Trigen Energy Corp...................................         196,700       3,208,669
  *Trimark Holdings, Inc...............................          30,300         167,597
  Trion, Inc...........................................          47,600         200,813
  *Triple S Plastics, Inc..............................          30,500         159,172
  *Tripos, Inc.........................................          44,266         348,595
  *Trism, Inc..........................................          64,800          50,625

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Triumph Group.......................................          83,300  $    2,551,063
  *#Trump Hotels & Casino Resorts, Inc.................         366,800       1,948,625
  *Tuboscope Vetco International, Inc..................         295,200       3,948,300
  *Tultex Corp.........................................         323,307         242,480
  *Turner Corp.........................................          61,998       1,077,215
  Twin Disc, Inc.......................................          33,600         638,400
  *Tyler Technologies, Inc.............................         183,800       1,102,800
  U.S. Bancorp, Inc....................................         120,900       1,881,506
  *#U.S. Diagnostic, Inc...............................         280,000         415,625
  *U.S. Office Products, Co............................         337,200       1,754,494
  *U.S. Vision, Inc....................................          47,000         234,266
  *URS Corp............................................          53,702       1,322,412
  *US Can Corp.........................................         214,100       3,827,038
  *US Xpress Enterprises, Inc. Class A.................          87,290       1,047,480
  *USData Corp.........................................           6,750          24,047
  *UTI Energy Corp.....................................         144,300       2,074,313
  *#Ugly Duckling Corp.................................         147,100       1,107,847
  *Ultimate Electronics, Inc...........................         133,200       1,918,913
  *Ultradata Corp......................................          25,000         174,219
  *#Ultrafem, Inc......................................         114,000           3,990
  *Ultrak, Inc.........................................         164,300       1,073,084
  *Ultralife Batteries, Inc............................         140,400         636,188
  *Ultratech Stepper, Inc..............................         238,600       3,116,713
  *#Unapix Entertainment, Inc..........................          13,700          41,100
  Unico American Corp..................................          47,900         511,931
  *UniComp, Inc........................................           8,100          48,094
  Unifirst Corp........................................         153,300       2,759,400
  *Unimark Group, Inc..................................         126,600         449,034
  *Uni-Marts, Inc......................................         103,200         206,400
  *Union Acceptance Corp. Class A......................          51,400         353,375
  *Unique Casual Restaurants, Inc......................         129,500         509,906
  *Uniroyal Technology Corp............................         163,600       1,549,088
  Unisource Worldwide, Inc.............................       1,291,600      15,176,300
  *Unit Corp...........................................         298,700       1,773,531
  *United American Healthcare Corp.,...................          80,200         110,275
  United Bankshares, Inc. WV...........................          14,000         371,438
  #United Companies Financial Corp.....................         521,300          57,343
  United Fire Casualty Co..............................          18,750         483,398
  United Industrial Corp...............................         200,600       2,306,900
  United National Bancorp..............................          11,163         253,609
  *#United Retail Group, Inc...........................         150,600       2,174,288
  *United States Energy Corp...........................          27,600         107,813
  *United States Home Corp.............................         148,100       5,109,450
  *United States Homecare Corp.........................           3,400              68
  United Wisconsin Services, Inc.......................         244,800       1,683,000
  *Unitel Video, Inc...................................          29,500          40,563
  *Universal American Financial Corp...................          54,600         191,100
  *Universal Electronics, Inc..........................          63,900       1,585,519
  *#Universal International, Inc.......................          34,600          89,744
  *Universal Stainless & Alloy Products, Inc...........          22,900         137,400
  *Universal Standard Medical Labs, Inc................          64,100          20,031
  *Uno Restaurant Corp.................................         103,100         805,469
  *Urocor, Inc.........................................         133,700         735,350
  *Urogen Corp. (Restricted)...........................          14,500           3,897
  *Urologix, Inc.......................................         182,400         552,900
  *Uroquest Medical Corp...............................          40,900          65,184
  *Utilx Corp..........................................          81,600         265,200
  *VLSI Technology, Inc................................         189,100       3,953,372
  *VTEL Corp...........................................         359,900       1,777,006
  *VWR Scientific Products Corp........................         138,500       3,955,906
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Valence Technology, Inc.............................          74,700  $      557,916
  *Vallen Corp.........................................         114,300       1,871,663
  Valmont Industries, Inc..............................          76,000       1,244,500
  *Value City Department Stores, Inc...................         416,600       3,983,738
  Value Line, Inc......................................           1,500          56,063
  *Valuevision International, Inc.
    Class A............................................         302,300       4,610,075
  *Vans, Inc...........................................         147,700       1,606,238
  *#Vari L Co., Inc....................................         108,000         816,750
  *Variflex, Inc.......................................          65,500         315,219
  Varlen Corp..........................................         126,071       4,767,060
  *Vectra Technologies, Inc............................          58,100           1,307
  *Venator Group, Inc..................................         923,000      10,095,313
  *Vencor, Inc.........................................          40,000          27,500
  *Venture Stores, Inc.................................         266,179           3,327
  *Verilink Corp.......................................         234,400         769,125
  *Veritas DGC, Inc....................................          51,000         930,750
  *Verity, Inc.........................................          50,000       1,648,438
  Vermont Financial Services Corp......................         120,600       3,776,288
  *Versar, Inc.........................................           1,300           2,925
  *Vertex Communications Corp..........................          56,000         829,500
  Vesta Insurance Group, Inc...........................          79,500         402,469
  *Vestcom Int'l, Inc..................................          98,800         574,275
  *Veterinary Centers of America, Inc..................         237,500       3,302,734
  *Viagrafix Corp......................................          49,000         301,656
  *Viasoft, Inc........................................          90,400         353,125
  *Vicon Industries, Inc...............................          42,500         390,469
  *Vicorp Restaurants, Inc.............................         110,200       1,804,525
  *Video Display Corp..................................          44,400         209,513
  *Video Services Corp.................................          27,000          59,063
  *Video Update, Inc...................................          56,600          50,409
  *Videonics, Inc......................................          58,000          54,375
  *Viisage Technology, Inc.............................          11,000          14,438
  Vintage Petroleum, Inc...............................         529,200       5,953,500
  Virco Manufacturing Corp.............................         112,635       2,168,224
  *Virtualfund.Com, Inc................................          27,800          44,306
  Vital Signs, Inc.....................................         194,000       3,722,375
  *Vivid Technologies, Inc.............................          25,800          78,206
  *Volt Information Sciences, Inc......................           5,100          87,975
  Vulcan International Corp............................          12,200         451,400
  WFS Financial, Inc...................................         261,800       3,076,150
  *#WHX Corp...........................................         372,500       2,793,750
  WICOR, Inc...........................................          68,500       1,746,750
  *WLR Foods, Inc......................................         199,006       1,523,640
  *WPI Group, Inc......................................         117,600         463,050
  Wabash National Corp.................................          50,000         953,125
  #Wackenhut Corp. Class A.............................          32,700         752,100
  Wackenhut Corp. Class B Non-Voting...................          44,600         855,763
  *Walbro Corp.........................................         115,752       2,257,164
  *Walker Interactive Systems, Inc.....................         199,300         678,866
  *Wall Data, Inc......................................         121,700       1,228,409
  *Wall Street Deli, Inc...............................          39,700         161,281
  *Warrantech Corp.....................................         227,000         769,672
  Warren Bancorp, Inc..................................          72,000         585,000
  *Washington Homes, Inc...............................         104,000         819,000
  Washington Savings Bank FSB Waldorf, MD..............          23,500          94,000
  *Waterlink, Inc......................................         225,000         914,063
  Watkins-Johnson Co...................................         113,000       2,796,750
  Watts Industries, Inc. Class A.......................         287,400       4,867,838
  Webb (Del) Corp......................................         311,188       7,001,730

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Webco Industries, Inc...............................          90,500  $      486,438
  Webster Financial Corp...............................          10,997         318,913
  *Weirton Steel Corp..................................         468,700       1,113,163
  Wellco Enterprises, Inc..............................           4,800          45,000
  Wellman, Inc.........................................         530,100       7,222,613
  *#Wells-Gardner Electronics Corp.....................          47,985         140,956
  Werner Enterprises, Inc..............................         273,225       5,251,043
  Wesbanco, Inc........................................          24,600         721,088
  *West Coast Entertainment Corp.......................         136,500          54,941
  *West Marine, Inc....................................          60,300         772,594
  West Pharmaceutical Services, Inc....................         161,800       5,551,763
  Westcorp, Inc........................................         408,356       3,802,815
  Westerfed Financial Corp.............................          69,900       1,177,378
  *Western Beef, Inc...................................          57,400         365,925
  Western Ohio Financial Corp..........................          14,500         371,563
  *Weston (Roy F.), Inc. Class A.......................          87,200         258,875
  Weyco Group, Inc.....................................           2,400          56,400
  Whitney Holdings Corp................................          85,400       3,461,369
  *Whittaker Corp......................................          83,400       2,241,375
  *Wickes Lumber Co....................................          96,600         498,094
  *Williams Clayton Energy, Inc........................         122,000         796,813
  *#Wilshire Financial Services Group, Inc.............         161,700          58,111
  *Wilshire Oil Co. of Texas...........................         108,514         447,620
  *Windmere Corp.......................................          51,900         681,188
  Winnebago Industries, Inc............................         224,100       3,697,650
  Wiser Oil Co.........................................         100,175         325,569
  Wolf (Howard B.), Inc................................           5,000          20,313
  Wolohan Lumber Co....................................          74,478         926,320
  *Wolverine Tube, Inc.................................         166,600       3,967,163
  Wolverine World Wide, Inc............................          72,500         978,750
  Woodhead Industries, Inc.............................         141,600       1,787,700
  *Woodward Governor Co................................           7,900         197,253
  *Workgroup Technology Corp...........................          91,600         168,888
  World Fuel Services Corp.............................          50,000         646,875
  *Worldtex, Inc.......................................         242,700         652,256
  Worthington Foods, Inc...............................           8,554         125,904
  *Wyant Corp..........................................             800           2,275
  *Xetel Corp..........................................         131,500         369,844
  *Xicor, Inc..........................................         205,800         295,838
  *Xtra Corp...........................................          53,650       2,387,425
  Yankee Energy Systems, Inc...........................         114,900       3,626,531
  Yardville National Bancorp...........................          47,970         596,627
  *Yellow Corp.........................................         304,000       5,168,000
  York Financial Corp..................................         101,524       1,548,241
  York Group, Inc......................................             200           1,531
  *York Research Corp..................................           3,800          23,869
  *Zaring National Corp................................          46,000         385,250
                                                                 SHARES          VALUE+
                                                         --------------  --------------
  *Zemex Corp..........................................         108,658  $      679,113
  Zenith National Insurance Corp.......................         188,700       4,292,925
  Ziegler Co., Inc.....................................           7,700         141,488
  *Zing Technologies, Inc..............................          29,800         243,988
  *Zoll Medical Corp...................................          91,000       1,123,281
  *#Zoltek Companies, Inc..............................          31,400         244,331
  *Zygo Corp...........................................          62,800         498,475
  *Zymetx, Inc.........................................          15,000          30,938
                                                                         --------------
TOTAL COMMON STOCKS
  (Cost $2,510,463,843)................................                   2,638,302,625
                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
  *Arch Communications Warrants 09/01/03...............         496,757               0
  *Ascent Assurance, Inc. Warrants 01/01/04............           1,184               0
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......          40,500               0
  *Herley Industries, Inc. Warrants 01/05/02...........             400             988
  *National Mercantile Bancorp Warrants 06/02/99.......             165               0
  *Skyepharma P.L.C. Contingent Payment Rights.........          55,300               0
                                                                         --------------
TOTAL RIGHTS/WARRANTS
  (Cost $800)..........................................                             988
                                                                         --------------

                                                              FACE
                                                             AMOUNT
                                                         --------------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (3.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
    06/01/99 (Collateralized by U.S. Treasury Notes
    6.875%, 05/15/06,
    valued at $87,842,200) to be repurchased at
    $86,586,233. (Cost $86,542,000)....................  $      86,542       86,542,000
                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,597,006,643)++..............................                  $2,724,845,613
                                                                         --------------
                                                                         --------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value...................................................................  $   2,724,846
Collateral for Securities Loaned.......................................................         70,643
Receivables
  Dividends and Interest...............................................................          2,118
  Investment Securities Sold...........................................................          4,270
  Fund Shares Sold.....................................................................            646
Prepaid Expenses and Other Assets......................................................             12
                                                                                         -------------
    Total Assets.......................................................................      2,802,535
                                                                                         -------------

LIABILITIES:
Payable for Securities Loaned..........................................................         70,643
Payable for Investment Securities Purchased............................................         26,446
Accrued Expenses and Other Liabilities.................................................          2,030
                                                                                         -------------
    Total Liabilities..................................................................         99,119
                                                                                         -------------
NET ASSETS.............................................................................  $   2,703,416
                                                                                         -------------
                                                                                         -------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000).............................................................    158,211,668
                                                                                         -------------
                                                                                         -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       17.09
                                                                                         -------------
                                                                                         -------------

Investments at Cost....................................................................  $   2,597,007
                                                                                         -------------
                                                                                         -------------

COMPONENTS OF NET ASSETS:
Paid-In Capital........................................................................  $   2,430,044
Undistributed Net Investment Income....................................................          8,574
Undistributed Net Realized Gain........................................................        136,959
Unrealized Appreciation of Investment Securities.......................................        127,839
                                                                                         -------------
    Total Net Assets...................................................................  $   2,703,416
                                                                                         -------------
                                                                                         -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends.....................................    $ 11,525
    Interest......................................         801
    Income from Securities Lending................         661
                                                      --------
        Total Investment Income...................      12,987
                                                      --------
EXPENSES
    Investment Advisory Services..................       2,455
    Accounting & Transfer Agent Fees..............         496
    Custodian's Fee...............................         169
    Legal Fees....................................          17
    Audit Fees....................................          22
    Shareholders' Reports.........................          21
    Trustees' Fees and Expenses...................           5
    Other.........................................          49
                                                      --------
        Total Expenses............................       3,234
                                                      --------
    NET INVESTMENT INCOME.........................       9,753
                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net Realized Gain on Investment Securities....     137,207
    Change in Unrealized Appreciation of
     Investment Securities........................      61,393
                                                      --------
    NET GAIN ON INVESTMENT SECURITIES.............     198,600
                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    $208,353
                                                      --------
                                                      --------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                          SIX MONTHS      YEAR
                                                                             ENDED        ENDED
                                                                            MAY 31,     NOV. 30,
                                                                             1999         1998
                                                                          -----------  -----------
                                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................  $     9,753  $    18,469
    Net Realized Gain on Investment Securities..........................      137,207      204,982
    Change in Unrealized Appreciation(Depreciation) of Investment
      Securities........................................................       61,393     (454,998)
                                                                          -----------  -----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations....................................................      208,353     (231,547)
                                                                          -----------  -----------
Distributions From:
    Net Investment Income...............................................       (2,224)     (20,925)
    Net Realized Gains..................................................     (205,075)    (201,111)
                                                                          -----------  -----------
        Total Distributions.............................................     (207,299)    (222,036)
                                                                          -----------  -----------
Capital Share Transactions (1):
    Shares Issued.......................................................      249,162      554,989
    Shares Issued in Lieu of Cash Distributions.........................      201,819      215,595
    Shares Redeemed.....................................................     (184,353)    (105,535)
                                                                          -----------  -----------
        Net Increase From Capital Share Transactions....................      266,628      665,049
                                                                          -----------  -----------
        Total Increase..................................................      267,682      211,466
NET ASSETS
    Beginning of Period.................................................    2,435,734    2,224,268
                                                                          -----------  -----------
    End of Period.......................................................  $ 2,703,416  $ 2,435,734
                                                                          -----------  -----------
                                                                          -----------  -----------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................       15,507       29,754
    Shares Issued in Lieu of Cash Distributions.........................       13,071       11,637
    Shares Redeemed.....................................................      (11,488)      (5,674)
                                                                          -----------  -----------
                                                                               17,090       35,717
                                                                          -----------  -----------
                                                                          -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS        YEAR         YEAR          YEAR            YEAR           YEAR
                                             ENDED         ENDED        ENDED          ENDED           ENDED         ENDED
                                            MAY 31,       NOV. 30,     NOV. 30,      NOV. 30,        NOV. 30,       NOV. 30,
                                             1999           1998         1997          1996            1995           1994
                                          -----------     --------     --------     -----------     -----------     --------
                                          (UNAUDITED)
  Net Asset Value, Beginning of Period..    $   17.26     $  21.10     $  16.58       $   14.02       $   11.15     $  11.04
                                          -----------     --------     --------     -----------     -----------     --------
Income from Investment Operations
  Net Investment Income.................         0.06         0.14         0.15            0.15            0.14         0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........         1.27        (1.92)        5.23            2.88            3.06         0.16
                                          -----------     --------     --------     -----------     -----------     --------
  Total from Investment Operations......         1.33        (1.78)        5.38            3.03            3.20         0.28
                                          -----------     --------     --------     -----------     -----------     --------
Less Distributions
  Net Investment Income.................        (0.02)       (0.16)       (0.12)          (0.15)          (0.14)       (0.12)
  Net Realized Gains....................        (1.48)       (1.90)       (0.74)          (0.32)          (0.19)       (0.05)
                                          -----------     --------     --------     -----------     -----------     --------
  Total Distributions...................        (1.50)       (2.06)       (0.86)          (0.47)          (0.33)       (0.17)
                                          -----------     --------     --------     -----------     -----------     --------
Net Asset Value, End of Period..........    $   17.09     $  17.26     $  21.10       $   16.58       $   14.02     $  11.15
                                          -----------     --------     --------     -----------     -----------     --------
                                          -----------     --------     --------     -----------     -----------     --------
Total Return............................         8.58%#      (9.05)%      33.93%          22.14%          28.81%        2.52%

Net Assets, End of Period (thousands)...    $2,703,416    $2,435,734   $2,224,268     $1,248,213      $ 624,343     $350,277
Ratio of Expenses to Average Net
  Assets................................         0.26%*       0.26%        0.28%           0.29%           0.32%        0.32%
Ratio of Net Investment Income to
  Average Net Assets....................         0.80%*       0.78%        0.86%           1.11%           1.22%        1.50%
Portfolio Turnover Rate.................        27.01%*      22.51%       25.47%          14.91%          20.62%        8.22%

--------------

*   Annualized

#   Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers seventeen series, of which The U.S. 6-10 Value Series (the "Series") is presented in this report.

    Effective August 1, 1997, The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $ 331,787
Sales......................................................    354,178

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $  574,829
Gross Unrealized Depreciation.............................    (446,990)
                                                            ----------
Net.......................................................  $  127,839
                                                            ----------
                                                            ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 1999 borrowings under the line of credit by the Series were as follows:

  WEIGHTED        WEIGHTED      NUMBER OF     INTEREST     MAXIMUM AMOUNT
   AVERAGE        AVERAGE          DAYS       EXPENSE     BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING    INCURRED       THE PERIOD
-------------  --------------  ------------  ----------  ------------------
    5.27%        $6,294,593         8         $24,866       $32,110,000

    There were no outstanding borrowings under the line of credit at May 31, 1999.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Salomon Brothers and Barclays De Zoette Wedd, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1999, the market value of securities on loan to brokers was $43,048,053, the related collateral cash received was $70,643,163 and the value of collateral on overnight repurchase agreements was $71,075,916.